United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2021

Date of reporting period: March 31, 2021

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 86.78%
U.S. Treasury Obligations - 86.78%
U.S. Treasury Bills,
0.091%, Due 4/15/2021	$50,000,000	$49,999,708
0.082%, Due 4/22/2021	50,000,000	49,999,635
0.085%, Due 5/6/2021A	95,000,000	94,998,384
0.035%, Due 5/27/2021	50,000,000	49,998,833
0.081%, Due 6/3/2021A	100,000,000	99,996,937
0.046%, Due 6/10/2021	50,000,000	49,998,396
0.081%, Due 6/17/2021	50,000,000	49,998,369
0.081%, Due 6/24/2021	50,000,000	49,998,542
0.081%, Due 7/8/2021	50,000,000	49,997,754
0.023%, Due 7/15/2021	50,000,000	49,997,995
0.051%, Due 7/22/2021	50,000,000	49,997,667
0.046%, Due 7/29/2021A	100,000,000	99,993,802
0.050%, Due 8/5/2021	50,000,000	49,996,500
0.032%, Due 8/12/2021A	70,000,000	69,993,794
0.046%, Due 8/19/2021	50,000,000	49,995,334
0.054%, Due 8/26/2021A	100,000,000	99,990,302
0.051%, Due 9/2/2021	50,000,000	49,994,920
0.038%, Due 9/9/2021A	100,000,000	99,988,819
U.S. Treasury Cash Management Bills, 0.089%, Due 5/13/2021A	100,000,000	99,997,374

Total Short-Term Investments (Cost $1,264,819,961)		1,264,933,065

TOTAL INVESTMENTS - 86.78% (Cost $1,264,819,961)		1,264,933,065
OTHER ASSETS, NET OF LIABILITIES - 13.22%		192,737,829

TOTAL NET ASSETS - 100.00%		$1,457,670,894

Percentages are stated as a percent of net assets.

A	All or a portion represents positions held by the American Beacon Cayman Managed Futures Strategy Fund, Ltd.
B	Fair valued pursuant to procedures approved by the Board of Trustees.

Long Futures Contracts Open on March 31, 2021:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Brent Crude FuturesA	284	April 2021	$18,986,037	$17,818,160	$(1,167,877)
Coffee FuturesA	10	May 2021	502,991	463,125	(39,866)
Copper FuturesA	214	May 2021	22,092,179	21,375,925	(716,254)
Corn FuturesA	727	May 2021	20,003,046	20,510,488	507,442
Corn FuturesA	178	July 2021	4,777,340	4,872,750	95,410
Gasoline RBOB FuturesA	223	April 2021	18,496,156	18,354,550	(141,606)
Henry Hub Natural Gas FuturesA B	172	March 2022	1,074,115	1,067,690	(6,425)
Henry Hub Natural Gas FuturesA B	172	April 2022	1,074,115	1,050,060	(24,055)
Henry Hub Natural Gas FuturesA B	172	May 2022	1,074,115	1,063,390	(10,725)
Henry Hub Natural Gas FuturesA B	172	June 2022	1,074,115	1,078,440	4,325
Henry Hub Natural Gas FuturesA B	172	July 2022	1,074,115	1,081,020	6,905
Henry Hub Natural Gas FuturesA B	172	August 2022	1,074,115	1,074,140	25
Henry Hub Natural Gas FuturesA B	172	September 2022	1,074,115	1,084,890	10,775
LME Copper FuturesA	66	April 2021	13,106,425	14,508,450	1,402,025
LME Copper FuturesA	11	May 2021	2,294,622	2,416,975	122,353
LME Copper FuturesA	27	June 2021	6,084,780	5,931,731	(153,049)
LME Lead FuturesA	16	April 2021	825,318	782,800	(42,518)
LME Lead FuturesA	131	May 2021	6,895,855	6,437,831	(458,024)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Commodity Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
LME Nickel FuturesA	47	April 2021	$4,982,600	$4,520,460	$(462,140)
LME Nickel FuturesA	58	May 2021	6,415,808	5,584,182	(831,626)
LME Primary Aluminum FuturesA	163	April 2021	8,237,058	8,941,569	704,511
LME Primary Aluminum FuturesA	610	May 2021	31,416,462	33,553,812	2,137,350
LME Primary Aluminum FuturesA	76	June 2021	4,154,468	4,196,625	42,157
LME Primary Aluminum FuturesA	13	June 2021	721,175	717,844	(3,331)
LME Zinc FuturesA	154	April 2021	10,752,750	10,807,913	55,163
LME Zinc FuturesA	196	May 2021	13,818,451	13,780,025	(38,426)
LME Zinc FuturesA	43	June 2021	3,019,203	3,028,006	8,803
Low Sulphur Gasoil FuturesA	195	April 2021	10,652,811	9,852,375	(800,436)
NY Harbor ULSD FuturesA	123	April 2021	9,407,307	9,142,787	(264,520)
Silver FuturesA	98	May 2021	13,394,269	12,020,680	(1,373,589)
Soybean FuturesA	393	May 2021	27,662,508	28,232,137	569,629
Sugar #11 World FuturesA	590	April 2021	10,609,247	9,760,016	(849,231)
WTI Crude FuturesA	281	April 2021	18,243,579	16,623,960	(1,619,619)
WTI Crude FuturesA	5	May 2021	303,388	295,900	(7,488)

			$295,374,638	$292,030,706	$(3,343,932)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Austrailian Dollar Currency Futures	808	June 2021	$61,967,029	$61,420,120	$(546,909)
British Pound Currency Futures	1,356	June 2021	117,342,680	116,793,975	(548,705)
Canadian Dollar Currency Futures	2,116	June 2021	167,609,340	168,370,120	760,780
Mexican Peso Futures	1,858	June 2021	44,215,915	45,093,660	877,745
New Zealand Dollar Currency Futures	229	June 2021	16,350,074	15,991,070	(359,004)

			$407,485,038	$407,668,945	$183,907

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	121	April 2021	$19,301,045	$19,841,132	$540,087
CAC40 Index Futures	413	April 2021	29,246,597	29,379,161	132,564
DAX Index Futures	124	June 2021	53,084,510	54,635,976	1,551,466
Euro Stoxx 50 Index Futures	1,356	June 2021	60,224,504	61,476,406	1,251,902
FTSE 100 Index Futures	454	June 2021	42,085,148	41,805,924	(279,224)
FTSE Taiwan Index Futures	467	April 2021	26,821,536	27,057,980	236,444
FTSE/JSE Top 40 Index Futures	1,015	June 2021	42,564,615	42,071,612	(493,003)
FTSE/MIB Index Futures	249	June 2021	35,061,285	35,615,521	554,236
Hang Seng China Enterprises Index Futures	250	April 2021	17,579,490	17,595,284	15,794
Hang Seng Index Futures	149	April 2021	27,086,932	27,135,514	48,582
KOSPI 200 Index Futures	497	June 2021	45,042,183	45,522,653	480,470
MSCI EAFE Index Futures	313	June 2021	34,434,586	34,304,800	(129,786)
MSCI Emerging Markets Index Futures	306	June 2021	20,438,223	20,234,250	(203,973)
NASDAQ 100 E-Mini Futures	105	June 2021	27,197,848	27,488,475	290,627
Nikkei 225 (SGX) Futures	141	June 2021	18,464,940	18,604,742	139,802
OMXS30 Index Futures	918	April 2021	22,728,544	22,990,863	262,319
Russell 2000 E-mini Index Futures	135	June 2021	15,831,029	15,001,875	(829,154)
S&P 500 E-Mini Index Futures	366	June 2021	72,032,150	72,603,420	571,270
S&P/TSX 60 Index Futures	239	June 2021	42,349,035	42,261,940	(87,095)
SPI 200 Futures	467	June 2021	60,328,119	59,999,172	(328,947)
TOPIX Index Futures	184	June 2021	31,669,147	32,471,077	801,930

			$743,571,466	$748,097,777	$4,526,311

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor Futures	730	June 2022	$215,177,712	$215,152,046	$(25,666)
3-Month Euro Euribor Futures	1,452	March 2023	427,759,590	427,712,133	(47,457)
3-Month Euro Euribor Futures	695	December 2023	204,568,879	204,530,902	(37,977)
90-Day Eurodollar Futures	2,591	June 2022	646,117,149	645,871,525	(245,624)
90-Day Eurodollar Futures	211	March 2023	52,470,175	52,430,862	(39,313)
Japanese 10-Year Government Bond Futures	39	June 2021	53,199,304	53,242,177	42,873
U.S. Treasury 2-Year Note Futures	758	June 2021	167,405,648	167,310,734	(94,914)

			$1,766,698,457	$1,766,250,379	$(448,078)

Short Futures Contracts Open on March 31, 2021:

Commodity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Cocoa FuturesA	76	July 2021	$(1,816,248)	$(1,812,600)	$3,648
Gold 100oz FuturesA	209	June 2021	(36,239,783)	(35,856,040)	383,743
KC Hard Red Winter Wheat FuturesA	16	May 2021	(458,191)	(460,600)	(2,409)
LME Copper FuturesA	12	April 2021	(2,675,304)	(2,637,900)	37,404
LME Lead FuturesA	16	April 2021	(821,404)	(782,800)	38,604
LME Lead FuturesA	131	May 2021	(6,512,220)	(6,437,831)	74,389
LME Lead FuturesA	34	June 2021	(1,662,957)	(1,675,987)	(13,030)
LME Lead FuturesA	41	June 2021	(1,983,039)	(2,021,044)	(38,005)
LME Nickel FuturesA	47	April 2021	(4,724,113)	(4,520,460)	203,653
LME Nickel FuturesA	16	May 2021	(1,557,846)	(1,540,464)	17,382
LME Primary Aluminum FuturesA	163	April 2021	(9,032,310)	(8,941,569)	90,741
LME Primary Aluminum FuturesA	112	May 2021	(6,096,929)	(6,160,700)	(63,771)
LME Zinc FuturesA	126	April 2021	(8,579,973)	(8,842,838)	(262,865)
Natural Gas FuturesA	837	April 2021	(21,314,591)	(21,828,960)	(514,369)

			$(103,474,908)	$(103,519,793)	$(44,885)

Currency Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Euro Currency Futures	745	June 2021	$(109,524,672)	$(109,347,375)	$177,297
Japanese Yen Currency Futures	2,115	June 2021	(242,876,055)	(238,876,031)	4,000,024
Swiss Franc Currency Futures	232	June 2021	(31,140,292)	(30,725,500)	414,792
U.S. Dollar Index Futures	401	June 2021	(37,006,188)	(37,387,636)	(381,448)

			$(420,547,207)	$(416,336,542)	$4,210,665

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
90-Day Eurodollar Futures	379	December 2023	$(93,718,099)	$(93,608,263)	$109,836
90-Day Sterling Futures	380	June 2022	(65,327,699)	(65,323,026)	4,673
90-Day Sterling Futures	1,285	March 2023	(220,542,270)	(220,441,024)	101,246
Australian 10-Year Bond Futures	241	June 2021	(25,447,445)	(25,282,048)	165,397
Euro-Bobl Futures	332	June 2021	(52,557,573)	(52,591,561)	(33,988)
Euro-Bund Futures	337	June 2021	(67,618,710)	(67,689,840)	(71,130)
Euro-Buxl 30-Year Bond Futures	98	June 2021	(23,785,565)	(23,679,065)	106,500
Euro-Schatz Futures	834	June 2021	(109,633,051)	(109,637,366)	(4,315)
Long GILT Futures	251	June 2021	(44,512,198)	(44,149,763)	362,435

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	310	June 2021	$(49,723,595)	$(47,924,063)	$1,799,532
U.S. Treasury 10-Year Note Futures	794	June 2021	(106,287,597)	(103,964,375)	2,323,222
U.S. Treasury 5-Year Note Futures	646	June 2021	(80,405,129)	(79,715,391)	689,738
U.S. Ultra Bond Futures	118	June 2021	(22,413,088)	(21,383,812)	1,029,276

			$(961,972,019)	$(955,389,597)	$6,582,422

Forward Foreign Currency Contracts Open on March 31, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
INR	205,052	USD	205,353	4/9/2021	CBK	$—	$(301)	$(301)
USD	205,560	INR	205,052	4/9/2021	CBK	508	—	508
USD	25,674,380	TWD	26,288,127	4/22/2021	CBK	—	(613,747)	(613,747)
USD	796,889	TWD	788,644	4/22/2021	CBK	8,245	—	8,245
USD	441,212	TWD	438,135	4/22/2021	CBK	3,077	—	3,077
USD	440,817	TWD	438,135	4/22/2021	CBK	2,682	—	2,682
USD	440,792	TWD	438,135	4/22/2021	CBK	2,657	—	2,657
USD	440,513	TWD	438,135	4/22/2021	CBK	2,378	—	2,378
USD	440,792	TWD	438,135	4/22/2021	CBK	2,657	—	2,657
USD	437,855	TWD	438,135	4/22/2021	CBK	—	(280)	(280)
USD	437,714	TWD	438,135	4/22/2021	CBK	—	(421)	(421)
USD	352,463	TWD	350,508	4/22/2021	CBK	1,955	—	1,955
USD	351,284	TWD	350,508	4/22/2021	CBK	776	—	776
USD	351,066	TWD	350,508	4/22/2021	CBK	558	—	558
USD	350,117	TWD	350,508	4/22/2021	CBK	—	(391)	(391)
USD	263,611	TWD	262,881	4/22/2021	CBK	730	—	730
USD	262,810	TWD	262,881	4/22/2021	CBK	—	(71)	(71)
USD	262,697	TWD	262,881	4/22/2021	CBK	—	(184)	(184)
USD	262,908	TWD	262,881	4/22/2021	CBK	27	—	27
USD	262,954	TWD	262,881	4/22/2021	CBK	73	—	73
USD	176,050	TWD	175,254	4/22/2021	CBK	796	—	796
USD	175,685	TWD	175,254	4/22/2021	CBK	431	—	431
USD	87,895	TWD	87,627	4/22/2021	CBK	268	—	268
USD	87,895	TWD	87,627	4/22/2021	CBK	268	—	268
USD	87,876	TWD	87,627	4/22/2021	CBK	249	—	249
USD	87,735	TWD	87,627	4/22/2021	CBK	108	—	108
USD	87,713	TWD	87,627	4/22/2021	CBK	86	—	86
INR	34,110	USD	34,223	4/23/2021	CBK	—	(113)	(113)
INR	34,110	USD	34,359	4/23/2021	CBK	—	(249)	(249)
INR	204,658	USD	205,055	4/23/2021	CBK	—	(397)	(397)
INR	88,688,724	USD	89,242,809	4/23/2021	CBK	—	(554,085)	(554,085)
USD	782,644	INR	784,524	4/23/2021	CBK	—	(1,880)	(1,880)
TWD	87,621	USD	90,175	4/7/2021	DUB	—	(2,554)	(2,554)
TWD	175,241	USD	180,900	4/7/2021	DUB	—	(5,659)	(5,659)
PHP	360,535	USD	359,298	4/7/2021	DUB	1,237	—	1,237
KRW	530,126	USD	525,923	4/7/2021	DUB	4,203	—	4,203
TWD	876,206	USD	902,918	4/7/2021	DUB	—	(26,712)	(26,712)
KRW	2,120,503	USD	2,162,981	4/7/2021	DUB	—	(42,478)	(42,478)
PHP	10,661,546	USD	10,640,486	4/7/2021	DUB	21,060	—	21,060
KRW	28,626,785	USD	29,158,979	4/7/2021	DUB	—	(532,194)	(532,194)
USD	17,964,334	KRW	18,112,626	4/7/2021	DUB	—	(148,292)	(148,292)
USD	8,217,771	PHP	8,240,808	4/7/2021	DUB	—	(23,037)	(23,037)
USD	1,156,810	KRW	1,148,606	4/7/2021	DUB	8,204	—	8,204
USD	874,401	KRW	883,543	4/7/2021	DUB	—	(9,142)	(9,142)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	805,383	TWD	788,585	4/7/2021	DUB	$16,798	$—	$16,798
USD	701,625	KRW	706,834	4/7/2021	DUB	—	(5,209)	(5,209)
USD	660,717	PHP	669,566	4/7/2021	DUB	—	(8,849)	(8,849)
USD	622,195	KRW	618,480	4/7/2021	DUB	3,715	—	3,715
USD	612,869	KRW	618,480	4/7/2021	DUB	—	(5,611)	(5,611)
USD	613,723	KRW	618,480	4/7/2021	DUB	—	(4,757)	(4,757)
USD	534,084	KRW	530,126	4/7/2021	DUB	3,958	—	3,958
USD	532,038	KRW	530,126	4/7/2021	DUB	1,912	—	1,912
USD	530,218	KRW	530,126	4/7/2021	DUB	92	—	92
USD	510,642	PHP	515,051	4/7/2021	DUB	—	(4,409)	(4,409)
USD	445,180	KRW	441,771	4/7/2021	DUB	3,409	—	3,409
USD	441,611	KRW	441,771	4/7/2021	DUB	—	(160)	(160)
USD	441,488	KRW	441,771	4/7/2021	DUB	—	(283)	(283)
USD	409,056	PHP	412,040	4/7/2021	DUB	—	(2,984)	(2,984)
USD	356,166	KRW	353,417	4/7/2021	DUB	2,749	—	2,749
USD	355,430	KRW	353,417	4/7/2021	DUB	2,013	—	2,013
USD	354,843	KRW	353,417	4/7/2021	DUB	1,426	—	1,426
USD	355,372	KRW	353,417	4/7/2021	DUB	1,955	—	1,955
USD	353,851	KRW	353,417	4/7/2021	DUB	434	—	434
USD	353,673	KRW	353,417	4/7/2021	DUB	256	—	256
USD	353,045	KRW	353,417	4/7/2021	DUB	—	(372)	(372)
USD	351,019	KRW	353,417	4/7/2021	DUB	—	(2,398)	(2,398)
USD	359,311	TWD	350,482	4/7/2021	DUB	8,829	—	8,829
USD	307,389	PHP	309,030	4/7/2021	DUB	—	(1,641)	(1,641)
USD	307,430	PHP	309,030	4/7/2021	DUB	—	(1,600)	(1,600)
USD	267,075	KRW	265,063	4/7/2021	DUB	2,012	—	2,012
USD	267,335	KRW	265,063	4/7/2021	DUB	2,272	—	2,272
USD	267,311	KRW	265,063	4/7/2021	DUB	2,248	—	2,248
USD	264,747	KRW	265,063	4/7/2021	DUB	—	(316)	(316)
USD	205,174	PHP	206,020	4/7/2021	DUB	—	(846)	(846)
USD	204,227	PHP	206,020	4/7/2021	DUB	—	(1,793)	(1,793)
USD	177,925	KRW	176,709	4/7/2021	DUB	1,216	—	1,216
USD	178,038	KRW	176,709	4/7/2021	DUB	1,329	—	1,329
USD	178,043	KRW	176,709	4/7/2021	DUB	1,334	—	1,334
USD	177,230	KRW	176,709	4/7/2021	DUB	521	—	521
USD	177,207	KRW	176,709	4/7/2021	DUB	498	—	498
USD	177,496	KRW	176,709	4/7/2021	DUB	787	—	787
USD	177,425	KRW	176,709	4/7/2021	DUB	716	—	716
USD	101,719	PHP	103,010	4/7/2021	DUB	—	(1,291)	(1,291)
USD	89,089	KRW	88,354	4/7/2021	DUB	735	—	735
USD	88,744	KRW	88,354	4/7/2021	DUB	390	—	390
USD	88,744	KRW	88,354	4/7/2021	DUB	390	—	390
USD	88,607	KRW	88,354	4/7/2021	DUB	253	—	253
USD	88,359	KRW	88,354	4/7/2021	DUB	5	—	5
USD	88,661	KRW	88,354	4/7/2021	DUB	307	—	307
USD	51,363	PHP	51,505	4/7/2021	DUB	—	(142)	(142)
TWD	87,622	USD	90,168	4/9/2021	DUB	—	(2,546)	(2,546)
TWD	87,622	USD	90,165	4/9/2021	DUB	—	(2,543)	(2,543)
TWD	87,622	USD	90,465	4/9/2021	DUB	—	(2,843)	(2,843)
TWD	175,243	USD	180,368	4/9/2021	DUB	—	(5,125)	(5,125)
TWD	175,243	USD	180,373	4/9/2021	DUB	—	(5,130)	(5,130)
TWD	175,243	USD	180,339	4/9/2021	DUB	—	(5,096)	(5,096)
TWD	175,243	USD	180,336	4/9/2021	DUB	—	(5,093)	(5,093)
TWD	175,243	USD	180,368	4/9/2021	DUB	—	(5,125)	(5,125)
TWD	175,243	USD	180,204	4/9/2021	DUB	—	(4,961)	(4,961)
TWD	175,243	USD	180,876	4/9/2021	DUB	—	(5,633)	(5,633)
TWD	175,243	USD	180,440	4/9/2021	DUB	—	(5,197)	(5,197)
TWD	262,865	USD	270,911	4/9/2021	DUB	—	(8,046)	(8,046)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
TWD	262,865	USD	271,408	4/9/2021	DUB	$—	$(8,543)	$(8,543)
TWD	350,487	USD	362,293	4/9/2021	DUB	—	(11,806)	(11,806)
TWD	700,973	USD	723,981	4/9/2021	DUB	—	(23,008)	(23,008)
TWD	700,973	USD	721,995	4/9/2021	DUB	—	(21,022)	(21,022)
TWD	788,595	USD	811,179	4/9/2021	DUB	—	(22,584)	(22,584)
INR	799,055	USD	801,656	4/9/2021	DUB	—	(2,601)	(2,601)
TWD	876,217	USD	902,788	4/9/2021	DUB	—	(26,571)	(26,571)
TWD	1,051,460	USD	1,087,114	4/9/2021	DUB	—	(35,654)	(35,654)
TWD	1,139,082	USD	1,172,143	4/9/2021	DUB	—	(33,061)	(33,061)
INR	1,524,863	USD	1,529,920	4/9/2021	DUB	—	(5,057)	(5,057)
TWD	2,015,299	USD	2,084,618	4/9/2021	DUB	—	(69,319)	(69,319)
INR	3,537,140	USD	3,536,624	4/9/2021	DUB	516	—	516
INR	3,537,140	USD	3,535,947	4/9/2021	DUB	1,193	—	1,193
INR	3,639,666	USD	3,628,991	4/9/2021	DUB	10,675	—	10,675
INR	9,569,074	USD	9,476,876	4/9/2021	DUB	92,198	—	92,198
TWD	9,726,007	USD	10,024,565	4/9/2021	DUB	—	(298,558)	(298,558)
TWD	26,286,505	USD	25,649,794	4/9/2021	DUB	636,711	—	636,711
INR	66,248,752	USD	66,031,052	4/9/2021	DUB	217,700	—	217,700
USD	89,439,284	INR	88,855,690	4/9/2021	DUB	583,594	—	583,594
USD	4,058,155	TWD	4,030,597	4/9/2021	DUB	27,558	—	27,558
USD	3,920,311	TWD	3,855,354	4/9/2021	DUB	64,957	—	64,957
USD	3,891,932	TWD	3,855,354	4/9/2021	DUB	36,578	—	36,578
USD	3,709,199	TWD	3,680,111	4/9/2021	DUB	29,088	—	29,088
USD	3,572,577	TWD	3,504,867	4/9/2021	DUB	67,710	—	67,710
USD	2,594,011	TWD	2,541,029	4/9/2021	DUB	52,982	—	52,982
USD	2,387,327	TWD	2,365,785	4/9/2021	DUB	21,542	—	21,542
USD	2,409,595	TWD	2,365,785	4/9/2021	DUB	43,810	—	43,810
USD	2,121,565	TWD	2,102,920	4/9/2021	DUB	18,645	—	18,645
USD	1,866,600	TWD	1,840,055	4/9/2021	DUB	26,545	—	26,545
USD	1,865,519	TWD	1,840,055	4/9/2021	DUB	25,464	—	25,464
USD	1,768,316	TWD	1,752,434	4/9/2021	DUB	15,882	—	15,882
USD	1,684,218	TWD	1,664,812	4/9/2021	DUB	19,406	—	19,406
USD	1,598,326	TWD	1,577,190	4/9/2021	DUB	21,136	—	21,136
USD	1,513,964	TWD	1,489,569	4/9/2021	DUB	24,395	—	24,395
USD	1,415,078	TWD	1,401,947	4/9/2021	DUB	13,131	—	13,131
USD	1,342,834	TWD	1,314,325	4/9/2021	DUB	28,509	—	28,509
USD	1,237,887	TWD	1,226,704	4/9/2021	DUB	11,183	—	11,183
USD	1,237,743	TWD	1,226,704	4/9/2021	DUB	11,039	—	11,039
USD	1,149,751	TWD	1,139,082	4/9/2021	DUB	10,669	—	10,669
USD	619,250	TWD	613,352	4/9/2021	DUB	5,898	—	5,898
USD	266,828	TWD	262,865	4/9/2021	DUB	3,963	—	3,963
USD	177,853	TWD	175,243	4/9/2021	DUB	2,610	—	2,610
BRL	17,766	USD	17,993	4/5/2021	HUS	—	(227)	(227)
BRL	17,766	USD	17,989	4/5/2021	HUS	—	(223)	(223)
BRL	17,766	USD	17,948	4/5/2021	HUS	—	(182)	(182)
BRL	17,766	USD	17,913	4/5/2021	HUS	—	(147)	(147)
BRL	17,766	USD	17,943	4/5/2021	HUS	—	(177)	(177)
BRL	17,766	USD	17,944	4/5/2021	HUS	—	(178)	(178)
BRL	17,766	USD	17,899	4/5/2021	HUS	—	(133)	(133)
BRL	35,532	USD	35,728	4/5/2021	HUS	—	(196)	(196)
BRL	35,533	USD	35,729	4/5/2021	HUS	—	(196)	(196)
BRL	35,533	USD	35,927	4/5/2021	HUS	—	(394)	(394)
BRL	35,533	USD	35,942	4/5/2021	HUS	—	(409)	(409)
BRL	35,533	USD	35,993	4/5/2021	HUS	—	(460)	(460)
BRL	35,533	USD	35,991	4/5/2021	HUS	—	(458)	(458)
BRL	35,533	USD	35,986	4/5/2021	HUS	—	(453)	(453)
BRL	35,533	USD	35,861	4/5/2021	HUS	—	(328)	(328)
BRL	35,533	USD	35,810	4/5/2021	HUS	—	(277)	(277)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	35,533	USD	35,793	4/5/2021	HUS	$—	$(260)	$(260)
BRL	35,533	USD	35,805	4/5/2021	HUS	—	(272)	(272)
BRL	53,299	USD	53,546	4/5/2021	HUS	—	(247)	(247)
BRL	53,299	USD	53,885	4/5/2021	HUS	—	(586)	(586)
BRL	53,299	USD	53,920	4/5/2021	HUS	—	(621)	(621)
BRL	53,299	USD	53,902	4/5/2021	HUS	—	(603)	(603)
BRL	53,299	USD	53,823	4/5/2021	HUS	—	(524)	(524)
BRL	53,299	USD	53,782	4/5/2021	HUS	—	(483)	(483)
BRL	53,299	USD	53,865	4/5/2021	HUS	—	(566)	(566)
BRL	53,299	USD	53,822	4/5/2021	HUS	—	(523)	(523)
BRL	53,299	USD	53,825	4/5/2021	HUS	—	(526)	(526)
BRL	53,299	USD	53,842	4/5/2021	HUS	—	(543)	(543)
BRL	53,299	USD	53,836	4/5/2021	HUS	—	(537)	(537)
BRL	53,299	USD	53,824	4/5/2021	HUS	—	(525)	(525)
BRL	53,299	USD	53,721	4/5/2021	HUS	—	(422)	(422)
BRL	53,299	USD	53,693	4/5/2021	HUS	—	(394)	(394)
BRL	53,299	USD	53,710	4/5/2021	HUS	—	(411)	(411)
BRL	53,299	USD	53,682	4/5/2021	HUS	—	(383)	(383)
BRL	71,065	USD	71,400	4/5/2021	HUS	—	(335)	(335)
BRL	71,065	USD	71,867	4/5/2021	HUS	—	(802)	(802)
BRL	71,065	USD	71,368	4/5/2021	HUS	—	(303)	(303)
BRL	71,065	USD	71,884	4/5/2021	HUS	—	(819)	(819)
BRL	71,065	USD	71,896	4/5/2021	HUS	—	(831)	(831)
BRL	71,065	USD	71,875	4/5/2021	HUS	—	(810)	(810)
BRL	71,065	USD	71,869	4/5/2021	HUS	—	(804)	(804)
BRL	71,065	USD	71,100	4/5/2021	HUS	—	(35)	(35)
BRL	71,065	USD	70,990	4/5/2021	HUS	75	—	75
BRL	71,065	USD	71,092	4/5/2021	HUS	—	(27)	(27)
BRL	71,065	USD	71,783	4/5/2021	HUS	—	(718)	(718)
BRL	71,065	USD	71,757	4/5/2021	HUS	—	(692)	(692)
BRL	71,065	USD	71,725	4/5/2021	HUS	—	(660)	(660)
BRL	71,065	USD	71,668	4/5/2021	HUS	—	(603)	(603)
BRL	71,065	USD	71,773	4/5/2021	HUS	—	(708)	(708)
BRL	71,065	USD	71,635	4/5/2021	HUS	—	(570)	(570)
BRL	71,065	USD	71,591	4/5/2021	HUS	—	(526)	(526)
BRL	88,831	USD	89,226	4/5/2021	HUS	—	(395)	(395)
BRL	88,831	USD	89,226	4/5/2021	HUS	—	(395)	(395)
BRL	88,831	USD	89,304	4/5/2021	HUS	—	(473)	(473)
BRL	88,831	USD	89,224	4/5/2021	HUS	—	(393)	(393)
BRL	88,831	USD	89,857	4/5/2021	HUS	—	(1,026)	(1,026)
BRL	88,831	USD	89,854	4/5/2021	HUS	—	(1,023)	(1,023)
BRL	88,831	USD	89,773	4/5/2021	HUS	—	(942)	(942)
BRL	88,831	USD	89,883	4/5/2021	HUS	—	(1,052)	(1,052)
BRL	88,831	USD	89,850	4/5/2021	HUS	—	(1,019)	(1,019)
BRL	88,831	USD	88,766	4/5/2021	HUS	65	—	65
BRL	88,831	USD	89,755	4/5/2021	HUS	—	(924)	(924)
BRL	88,831	USD	89,699	4/5/2021	HUS	—	(868)	(868)
BRL	88,831	USD	89,772	4/5/2021	HUS	—	(941)	(941)
BRL	88,831	USD	89,569	4/5/2021	HUS	—	(738)	(738)
BRL	106,597	USD	107,118	4/5/2021	HUS	—	(521)	(521)
BRL	106,597	USD	107,075	4/5/2021	HUS	—	(478)	(478)
BRL	106,597	USD	107,243	4/5/2021	HUS	—	(646)	(646)
BRL	106,597	USD	106,648	4/5/2021	HUS	—	(51)	(51)
BRL	106,597	USD	106,525	4/5/2021	HUS	72	—	72
BRL	124,364	USD	124,940	4/5/2021	HUS	—	(576)	(576)
BRL	124,364	USD	124,916	4/5/2021	HUS	—	(552)	(552)
BRL	124,364	USD	125,015	4/5/2021	HUS	—	(651)	(651)
BRL	124,364	USD	124,938	4/5/2021	HUS	—	(574)	(574)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	124,364	USD	124,950	4/5/2021	HUS	$—	$(586)	$(586)
BRL	124,364	USD	125,059	4/5/2021	HUS	—	(695)	(695)
BRL	124,364	USD	125,658	4/5/2021	HUS	—	(1,294)	(1,294)
BRL	142,130	USD	143,773	4/5/2021	HUS	—	(1,643)	(1,643)
BRL	142,130	USD	142,823	4/5/2021	HUS	—	(693)	(693)
BRL	142,130	USD	142,772	4/5/2021	HUS	—	(642)	(642)
BRL	142,130	USD	142,748	4/5/2021	HUS	—	(618)	(618)
BRL	159,896	USD	160,550	4/5/2021	HUS	—	(654)	(654)
BRL	159,896	USD	161,771	4/5/2021	HUS	—	(1,875)	(1,875)
BRL	195,429	USD	197,941	4/5/2021	HUS	—	(2,512)	(2,512)
BRL	230,961	USD	233,994	4/5/2021	HUS	—	(3,033)	(3,033)
BRL	230,961	USD	233,926	4/5/2021	HUS	—	(2,965)	(2,965)
BRL	390,857	USD	390,798	4/5/2021	HUS	59	—	59
BRL	550,754	USD	549,909	4/5/2021	HUS	845	—	845
BRL	799,481	USD	808,579	4/5/2021	HUS	—	(9,098)	(9,098)
BRL	14,941,416	USD	14,907,277	4/5/2021	HUS	34,139	—	34,139
BRL	15,696,481	USD	15,653,791	4/5/2021	HUS	42,690	—	42,690
BRL	15,696,481	USD	15,657,953	4/5/2021	HUS	38,528	—	38,528
USD	3,468,112	BRL	3,322,289	4/5/2021	HUS	145,823	—	145,823
USD	3,462,075	BRL	3,304,522	4/5/2021	HUS	157,553	—	157,553
USD	2,250,643	BRL	2,292,216	4/5/2021	HUS	—	(41,573)	(41,573)
USD	2,331,671	BRL	2,238,547	4/5/2021	HUS	93,124	—	93,124
USD	1,888,146	BRL	1,930,599	4/5/2021	HUS	—	(42,453)	(42,453)
USD	1,791,316	BRL	1,838,615	4/5/2021	HUS	—	(47,299)	(47,299)
USD	1,783,810	BRL	1,812,157	4/5/2021	HUS	—	(28,347)	(28,347)
USD	1,869,596	BRL	1,776,625	4/5/2021	HUS	92,971	—	92,971
USD	1,663,063	BRL	1,680,687	4/5/2021	HUS	—	(17,624)	(17,624)
USD	1,638,603	BRL	1,673,581	4/5/2021	HUS	—	(34,978)	(34,978)
USD	1,624,129	BRL	1,641,601	4/5/2021	HUS	—	(17,472)	(17,472)
USD	1,430,740	BRL	1,462,755	4/5/2021	HUS	—	(32,015)	(32,015)
USD	1,405,511	BRL	1,435,513	4/5/2021	HUS	—	(30,002)	(30,002)
USD	1,415,459	BRL	1,434,181	4/5/2021	HUS	—	(18,722)	(18,722)
USD	1,078,571	BRL	1,097,954	4/5/2021	HUS	—	(19,383)	(19,383)
USD	871,018	BRL	886,856	4/5/2021	HUS	—	(15,838)	(15,838)
USD	848,083	BRL	862,932	4/5/2021	HUS	—	(14,849)	(14,849)
USD	783,949	BRL	798,171	4/5/2021	HUS	—	(14,222)	(14,222)
USD	718,872	BRL	731,969	4/5/2021	HUS	—	(13,097)	(13,097)
USD	695,965	BRL	708,503	4/5/2021	HUS	—	(12,538)	(12,538)
USD	673,297	BRL	685,777	4/5/2021	HUS	—	(12,480)	(12,480)
USD	580,103	BRL	595,361	4/5/2021	HUS	—	(15,258)	(15,258)
USD	551,318	BRL	532,987	4/5/2021	HUS	18,331	—	18,331
USD	513,118	BRL	518,656	4/5/2021	HUS	—	(5,538)	(5,538)
USD	517,284	BRL	515,221	4/5/2021	HUS	2,063	—	2,063
USD	464,365	BRL	472,990	4/5/2021	HUS	—	(8,625)	(8,625)
USD	435,289	BRL	443,428	4/5/2021	HUS	—	(8,139)	(8,139)
USD	434,750	BRL	443,428	4/5/2021	HUS	—	(8,678)	(8,678)
USD	424,564	BRL	429,233	4/5/2021	HUS	—	(4,669)	(4,669)
USD	397,453	BRL	401,051	4/5/2021	HUS	—	(3,598)	(3,598)
USD	384,810	BRL	390,857	4/5/2021	HUS	—	(6,047)	(6,047)
USD	339,145	BRL	345,173	4/5/2021	HUS	—	(6,028)	(6,028)
USD	319,249	BRL	325,180	4/5/2021	HUS	—	(5,931)	(5,931)
USD	318,817	BRL	321,924	4/5/2021	HUS	—	(3,107)	(3,107)
USD	301,385	BRL	304,040	4/5/2021	HUS	—	(2,655)	(2,655)
USD	289,357	BRL	302,026	4/5/2021	HUS	—	(12,669)	(12,669)
USD	283,758	BRL	286,155	4/5/2021	HUS	—	(2,397)	(2,397)
USD	264,828	BRL	267,368	4/5/2021	HUS	—	(2,540)	(2,540)
USD	248,198	BRL	250,386	4/5/2021	HUS	—	(2,188)	(2,188)
USD	235,387	BRL	237,660	4/5/2021	HUS	—	(2,273)	(2,273)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	232,061	BRL	236,495	4/5/2021	HUS	$—	$(4,434)	$(4,434)
USD	229,960	BRL	232,501	4/5/2021	HUS	—	(2,541)	(2,541)
USD	220,707	BRL	223,532	4/5/2021	HUS	—	(2,825)	(2,825)
USD	203,321	BRL	205,649	4/5/2021	HUS	—	(2,328)	(2,328)
USD	193,478	BRL	195,429	4/5/2021	HUS	—	(1,951)	(1,951)
USD	193,881	BRL	195,429	4/5/2021	HUS	—	(1,548)	(1,548)
USD	177,312	BRL	178,847	4/5/2021	HUS	—	(1,535)	(1,535)
USD	177,654	BRL	177,662	4/5/2021	HUS	—	(8)	(8)
USD	177,711	BRL	177,662	4/5/2021	HUS	49	—	49
USD	175,797	BRL	177,662	4/5/2021	HUS	—	(1,865)	(1,865)
USD	175,443	BRL	177,662	4/5/2021	HUS	—	(2,219)	(2,219)
USD	175,453	BRL	177,662	4/5/2021	HUS	—	(2,209)	(2,209)
USD	175,278	BRL	177,662	4/5/2021	HUS	—	(2,384)	(2,384)
USD	175,875	BRL	177,662	4/5/2021	HUS	—	(1,787)	(1,787)
USD	176,003	BRL	177,662	4/5/2021	HUS	—	(1,659)	(1,659)
USD	175,852	BRL	177,662	4/5/2021	HUS	—	(1,810)	(1,810)
USD	175,988	BRL	177,662	4/5/2021	HUS	—	(1,674)	(1,674)
USD	159,675	BRL	160,962	4/5/2021	HUS	—	(1,287)	(1,287)
USD	159,914	BRL	159,896	4/5/2021	HUS	18	—	18
USD	160,686	BRL	159,896	4/5/2021	HUS	790	—	790
USD	160,671	BRL	159,896	4/5/2021	HUS	775	—	775
USD	157,922	BRL	159,896	4/5/2021	HUS	—	(1,974)	(1,974)
USD	158,219	BRL	159,896	4/5/2021	HUS	—	(1,677)	(1,677)
USD	158,512	BRL	159,896	4/5/2021	HUS	—	(1,384)	(1,384)
USD	158,384	BRL	159,896	4/5/2021	HUS	—	(1,512)	(1,512)
USD	157,939	BRL	159,896	4/5/2021	HUS	—	(1,957)	(1,957)
USD	157,646	BRL	159,896	4/5/2021	HUS	—	(2,250)	(2,250)
USD	158,278	BRL	159,896	4/5/2021	HUS	—	(1,618)	(1,618)
USD	158,646	BRL	159,896	4/5/2021	HUS	—	(1,250)	(1,250)
USD	158,448	BRL	159,896	4/5/2021	HUS	—	(1,448)	(1,448)
USD	158,375	BRL	159,896	4/5/2021	HUS	—	(1,521)	(1,521)
USD	142,786	BRL	142,130	4/5/2021	HUS	656	—	656
USD	142,111	BRL	142,130	4/5/2021	HUS	—	(19)	(19)
USD	142,965	BRL	142,130	4/5/2021	HUS	835	—	835
USD	140,605	BRL	142,130	4/5/2021	HUS	—	(1,525)	(1,525)
USD	140,596	BRL	142,130	4/5/2021	HUS	—	(1,534)	(1,534)
USD	123,726	BRL	125,178	4/5/2021	HUS	—	(1,452)	(1,452)
USD	124,175	BRL	124,364	4/5/2021	HUS	—	(189)	(189)
USD	124,191	BRL	124,364	4/5/2021	HUS	—	(173)	(173)
USD	125,087	BRL	124,364	4/5/2021	HUS	723	—	723
USD	125,036	BRL	124,364	4/5/2021	HUS	672	—	672
USD	123,062	BRL	124,364	4/5/2021	HUS	—	(1,302)	(1,302)
USD	122,761	BRL	124,364	4/5/2021	HUS	—	(1,603)	(1,603)
USD	122,792	BRL	124,364	4/5/2021	HUS	—	(1,572)	(1,572)
USD	123,086	BRL	124,364	4/5/2021	HUS	—	(1,278)	(1,278)
USD	123,351	BRL	124,364	4/5/2021	HUS	—	(1,013)	(1,013)
USD	123,105	BRL	124,364	4/5/2021	HUS	—	(1,259)	(1,259)
USD	123,126	BRL	124,364	4/5/2021	HUS	—	(1,238)	(1,238)
USD	106,539	BRL	106,598	4/5/2021	HUS	—	(59)	(59)
USD	107,125	BRL	106,598	4/5/2021	HUS	527	—	527
USD	105,210	BRL	106,598	4/5/2021	HUS	—	(1,388)	(1,388)
USD	105,512	BRL	106,598	4/5/2021	HUS	—	(1,086)	(1,086)
USD	104,645	BRL	106,598	4/5/2021	HUS	—	(1,953)	(1,953)
USD	104,594	BRL	106,598	4/5/2021	HUS	—	(2,004)	(2,004)
USD	97,142	BRL	98,354	4/5/2021	HUS	—	(1,212)	(1,212)
USD	97,069	BRL	98,354	4/5/2021	HUS	—	(1,285)	(1,285)
USD	89,660	BRL	88,831	4/5/2021	HUS	829	—	829
USD	88,710	BRL	88,831	4/5/2021	HUS	—	(121)	(121)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	89,245	BRL	88,831	4/5/2021	HUS	$414	$—	$414
USD	89,310	BRL	88,831	4/5/2021	HUS	479	—	479
USD	87,847	BRL	88,831	4/5/2021	HUS	—	(984)	(984)
USD	87,624	BRL	88,831	4/5/2021	HUS	—	(1,207)	(1,207)
USD	88,078	BRL	88,831	4/5/2021	HUS	—	(753)	(753)
USD	87,247	BRL	88,831	4/5/2021	HUS	—	(1,584)	(1,584)
USD	87,225	BRL	88,831	4/5/2021	HUS	—	(1,606)	(1,606)
USD	87,341	BRL	88,831	4/5/2021	HUS	—	(1,490)	(1,490)
USD	87,185	BRL	88,831	4/5/2021	HUS	—	(1,646)	(1,646)
USD	85,248	BRL	88,831	4/5/2021	HUS	—	(3,583)	(3,583)
USD	71,694	BRL	71,065	4/5/2021	HUS	629	—	629
USD	71,749	BRL	71,065	4/5/2021	HUS	684	—	684
USD	71,798	BRL	71,065	4/5/2021	HUS	733	—	733
USD	71,049	BRL	71,065	4/5/2021	HUS	—	(16)	(16)
USD	70,342	BRL	71,065	4/5/2021	HUS	—	(723)	(723)
USD	70,282	BRL	71,065	4/5/2021	HUS	—	(783)	(783)
USD	70,323	BRL	71,065	4/5/2021	HUS	—	(742)	(742)
USD	70,284	BRL	71,065	4/5/2021	HUS	—	(781)	(781)
USD	70,236	BRL	71,065	4/5/2021	HUS	—	(829)	(829)
USD	70,412	BRL	71,065	4/5/2021	HUS	—	(653)	(653)
USD	70,120	BRL	71,065	4/5/2021	HUS	—	(945)	(945)
USD	69,893	BRL	71,065	4/5/2021	HUS	—	(1,172)	(1,172)
USD	69,907	BRL	71,065	4/5/2021	HUS	—	(1,158)	(1,158)
USD	69,849	BRL	71,065	4/5/2021	HUS	—	(1,216)	(1,216)
USD	69,873	BRL	71,065	4/5/2021	HUS	—	(1,192)	(1,192)
USD	69,927	BRL	71,065	4/5/2021	HUS	—	(1,138)	(1,138)
USD	69,733	BRL	71,065	4/5/2021	HUS	—	(1,332)	(1,332)
USD	68,229	BRL	71,065	4/5/2021	HUS	—	(2,836)	(2,836)
USD	68,154	BRL	71,065	4/5/2021	HUS	—	(2,911)	(2,911)
USD	68,161	BRL	71,065	4/5/2021	HUS	—	(2,904)	(2,904)
USD	53,796	BRL	53,299	4/5/2021	HUS	497	—	497
USD	53,778	BRL	53,299	4/5/2021	HUS	479	—	479
USD	53,797	BRL	53,299	4/5/2021	HUS	498	—	498
USD	53,799	BRL	53,299	4/5/2021	HUS	500	—	500
USD	53,860	BRL	53,299	4/5/2021	HUS	561	—	561
USD	53,753	BRL	53,299	4/5/2021	HUS	454	—	454
USD	53,814	BRL	53,299	4/5/2021	HUS	515	—	515
USD	53,768	BRL	53,299	4/5/2021	HUS	469	—	469
USD	53,774	BRL	53,299	4/5/2021	HUS	475	—	475
USD	53,749	BRL	53,299	4/5/2021	HUS	450	—	450
USD	53,778	BRL	53,299	4/5/2021	HUS	479	—	479
USD	53,773	BRL	53,299	4/5/2021	HUS	474	—	474
USD	53,796	BRL	53,299	4/5/2021	HUS	497	—	497
USD	53,858	BRL	53,299	4/5/2021	HUS	559	—	559
USD	53,822	BRL	53,299	4/5/2021	HUS	523	—	523
USD	53,789	BRL	53,299	4/5/2021	HUS	490	—	490
USD	53,771	BRL	53,299	4/5/2021	HUS	472	—	472
USD	53,603	BRL	53,299	4/5/2021	HUS	304	—	304
USD	53,340	BRL	53,299	4/5/2021	HUS	41	—	41
USD	53,270	BRL	53,299	4/5/2021	HUS	—	(29)	(29)
USD	52,638	BRL	53,299	4/5/2021	HUS	—	(661)	(661)
USD	52,393	BRL	53,299	4/5/2021	HUS	—	(906)	(906)
USD	52,406	BRL	53,299	4/5/2021	HUS	—	(893)	(893)
USD	52,398	BRL	53,299	4/5/2021	HUS	—	(901)	(901)
USD	52,381	BRL	53,299	4/5/2021	HUS	—	(918)	(918)
USD	52,405	BRL	53,299	4/5/2021	HUS	—	(894)	(894)
USD	52,394	BRL	53,299	4/5/2021	HUS	—	(905)	(905)
USD	52,471	BRL	53,299	4/5/2021	HUS	—	(828)	(828)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	52,485	BRL	53,299	4/5/2021	HUS	$—	$(814)	$(814)
USD	52,401	BRL	53,299	4/5/2021	HUS	—	(898)	(898)
USD	52,416	BRL	53,299	4/5/2021	HUS	—	(883)	(883)
USD	52,337	BRL	53,299	4/5/2021	HUS	—	(962)	(962)
USD	51,267	BRL	53,299	4/5/2021	HUS	—	(2,032)	(2,032)
USD	35,881	BRL	35,533	4/5/2021	HUS	348	—	348
USD	35,895	BRL	35,533	4/5/2021	HUS	362	—	362
USD	35,841	BRL	35,533	4/5/2021	HUS	308	—	308
USD	35,849	BRL	35,533	4/5/2021	HUS	316	—	316
USD	35,864	BRL	35,533	4/5/2021	HUS	331	—	331
USD	35,859	BRL	35,533	4/5/2021	HUS	326	—	326
USD	35,849	BRL	35,533	4/5/2021	HUS	316	—	316
USD	35,841	BRL	35,533	4/5/2021	HUS	308	—	308
USD	35,865	BRL	35,533	4/5/2021	HUS	332	—	332
USD	35,878	BRL	35,533	4/5/2021	HUS	345	—	345
USD	35,912	BRL	35,533	4/5/2021	HUS	379	—	379
USD	34,928	BRL	35,533	4/5/2021	HUS	—	(605)	(605)
USD	34,926	BRL	35,533	4/5/2021	HUS	—	(607)	(607)
USD	34,923	BRL	35,533	4/5/2021	HUS	—	(610)	(610)
USD	34,914	BRL	35,533	4/5/2021	HUS	—	(619)	(619)
USD	34,944	BRL	35,533	4/5/2021	HUS	—	(589)	(589)
USD	34,932	BRL	35,533	4/5/2021	HUS	—	(601)	(601)
USD	34,930	BRL	35,533	4/5/2021	HUS	—	(603)	(603)
USD	34,922	BRL	35,533	4/5/2021	HUS	—	(611)	(611)
USD	34,907	BRL	35,533	4/5/2021	HUS	—	(626)	(626)
USD	34,922	BRL	35,533	4/5/2021	HUS	—	(611)	(611)
USD	34,934	BRL	35,533	4/5/2021	HUS	—	(599)	(599)
USD	34,380	BRL	35,533	4/5/2021	HUS	—	(1,153)	(1,153)
USD	26,109	BRL	26,649	4/5/2021	HUS	—	(540)	(540)
USD	17,947	BRL	17,766	4/5/2021	HUS	181	—	181
USD	17,937	BRL	17,766	4/5/2021	HUS	171	—	171
USD	17,927	BRL	17,766	4/5/2021	HUS	161	—	161
USD	17,956	BRL	17,766	4/5/2021	HUS	190	—	190
USD	17,962	BRL	17,766	4/5/2021	HUS	196	—	196
USD	17,941	BRL	17,766	4/5/2021	HUS	175	—	175
USD	17,956	BRL	17,766	4/5/2021	HUS	190	—	190
USD	17,460	BRL	17,766	4/5/2021	HUS	—	(306)	(306)
USD	17,476	BRL	17,766	4/5/2021	HUS	—	(290)	(290)
USD	17,459	BRL	17,766	4/5/2021	HUS	—	(307)	(307)
USD	17,161	BRL	17,766	4/5/2021	HUS	—	(605)	(605)
USD	17,168	BRL	17,766	4/5/2021	HUS	—	(598)	(598)
USD	17,179	BRL	17,766	4/5/2021	HUS	—	(587)	(587)
USD	17,147	BRL	17,766	4/5/2021	HUS	—	(619)	(619)
USD	17,187	BRL	17,766	4/5/2021	HUS	—	(579)	(579)
USD	17,176	BRL	17,766	4/5/2021	HUS	—	(590)	(590)
CNY	20,206,201	USD	20,426,348	4/7/2021	HUS	—	(220,147)	(220,147)
USD	19,316,266	CNY	19,214,954	4/7/2021	HUS	101,312	—	101,312
USD	306,540	CNY	304,999	4/7/2021	HUS	1,541	—	1,541
USD	153,519	CNY	152,500	4/7/2021	HUS	1,019	—	1,019
USD	152,999	CNY	152,500	4/7/2021	HUS	499	—	499
USD	76,446	CNY	76,250	4/7/2021	HUS	196	—	196
USD	76,679	CNY	76,250	4/7/2021	HUS	429	—	429
USD	76,837	CNY	76,250	4/7/2021	HUS	587	—	587
USD	76,802	CNY	76,250	4/7/2021	HUS	552	—	552
USD	76,777	CNY	76,250	4/7/2021	HUS	527	—	527
PHP	51,494	USD	51,198	4/14/2021	HUS	296	—	296
PHP	51,494	USD	51,200	4/14/2021	HUS	294	—	294
PHP	51,494	USD	51,199	4/14/2021	HUS	295	—	295

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
PHP	102,989	USD	102,400	4/14/2021	HUS	$589	$—	$589
PHP	102,989	USD	102,344	4/14/2021	HUS	645	—	645
PHP	102,989	USD	102,668	4/14/2021	HUS	321	—	321
PHP	102,989	USD	102,625	4/14/2021	HUS	364	—	364
PHP	154,483	USD	154,432	4/14/2021	HUS	51	—	51
PHP	154,483	USD	154,470	4/14/2021	HUS	13	—	13
PHP	154,483	USD	153,919	4/14/2021	HUS	564	—	564
PHP	154,483	USD	153,903	4/14/2021	HUS	580	—	580
PHP	205,978	USD	205,935	4/14/2021	HUS	43	—	43
PHP	205,978	USD	205,348	4/14/2021	HUS	630	—	630
PHP	205,978	USD	205,348	4/14/2021	HUS	630	—	630
PHP	257,472	USD	257,419	4/14/2021	HUS	53	—	53
PHP	308,966	USD	308,883	4/14/2021	HUS	83	—	83
PHP	411,955	USD	409,744	4/14/2021	HUS	2,211	—	2,211
PHP	411,955	USD	410,948	4/14/2021	HUS	1,007	—	1,007
PHP	411,955	USD	410,669	4/14/2021	HUS	1,286	—	1,286
PHP	411,955	USD	409,442	4/14/2021	HUS	2,513	—	2,513
KRW	441,753	USD	441,642	4/14/2021	HUS	111	—	111
PHP	463,450	USD	462,326	4/14/2021	HUS	1,124	—	1,124
PHP	463,450	USD	462,336	4/14/2021	HUS	1,114	—	1,114
PHP	566,438	USD	564,960	4/14/2021	HUS	1,478	—	1,478
PHP	617,933	USD	615,233	4/14/2021	HUS	2,700	—	2,700
PHP	617,933	USD	615,082	4/14/2021	HUS	2,851	—	2,851
PHP	617,933	USD	616,713	4/14/2021	HUS	1,220	—	1,220
PHP	617,933	USD	617,043	4/14/2021	HUS	890	—	890
PHP	617,933	USD	613,033	4/14/2021	HUS	4,900	—	4,900
PHP	720,921	USD	719,927	4/14/2021	HUS	994	—	994
PHP	772,416	USD	770,622	4/14/2021	HUS	1,794	—	1,794
PHP	772,416	USD	768,396	4/14/2021	HUS	4,020	—	4,020
PHP	1,081,382	USD	1,080,914	4/14/2021	HUS	468	—	468
PHP	1,235,865	USD	1,235,356	4/14/2021	HUS	509	—	509
PHP	8,239,102	USD	8,213,552	4/14/2021	HUS	25,550	—	25,550
KRW	18,111,861	USD	17,965,122	4/14/2021	HUS	146,739	—	146,739
USD	21,353,855	PHP	21,318,677	4/14/2021	HUS	35,178	—	35,178
USD	352,410	KRW	353,402	4/14/2021	HUS	—	(992)	(992)
USD	263,806	KRW	265,052	4/14/2021	HUS	—	(1,246)	(1,246)
USD	264,022	KRW	265,052	4/14/2021	HUS	—	(1,030)	(1,030)
USD	265,778	KRW	265,052	4/14/2021	HUS	726	—	726
USD	265,731	KRW	265,052	4/14/2021	HUS	679	—	679
USD	175,505	KRW	176,701	4/14/2021	HUS	—	(1,196)	(1,196)
USD	174,965	KRW	176,701	4/14/2021	HUS	—	(1,736)	(1,736)
USD	175,968	KRW	176,701	4/14/2021	HUS	—	(733)	(733)
USD	177,048	KRW	176,701	4/14/2021	HUS	347	—	347
USD	175,888	KRW	176,701	4/14/2021	HUS	—	(813)	(813)
USD	87,658	KRW	88,351	4/14/2021	HUS	—	(693)	(693)
USD	87,573	KRW	88,351	4/14/2021	HUS	—	(778)	(778)
USD	87,596	KRW	88,351	4/14/2021	HUS	—	(755)	(755)
USD	87,557	KRW	88,351	4/14/2021	HUS	—	(794)	(794)
USD	88,023	KRW	88,351	4/14/2021	HUS	—	(328)	(328)
USD	87,875	KRW	88,351	4/14/2021	HUS	—	(476)	(476)
USD	87,787	KRW	88,351	4/14/2021	HUS	—	(564)	(564)
USD	88,469	KRW	88,351	4/14/2021	HUS	118	—	118
USD	88,198	KRW	88,351	4/14/2021	HUS	—	(153)	(153)
USD	88,006	KRW	88,351	4/14/2021	HUS	—	(345)	(345)
USD	88,022	KRW	88,351	4/14/2021	HUS	—	(329)	(329)
USD	87,973	KRW	88,351	4/14/2021	HUS	—	(378)	(378)
USD	51,333	PHP	51,494	4/14/2021	HUS	—	(161)	(161)
USD	51,324	PHP	51,494	4/14/2021	HUS	—	(170)	(170)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	22,734,148	EUR	22,367,559	4/15/2021	HUS	$366,589	$—	$366,589
USD	20,485,114	KRW	20,614,157	4/15/2021	HUS	—	(129,043)	(129,043)
USD	10,027,137	HKD	10,016,455	4/15/2021	HUS	10,682	—	10,682
CNY	76,175	USD	77,024	4/19/2021	HUS	—	(849)	(849)
CNY	76,175	USD	77,024	4/19/2021	HUS	—	(849)	(849)
CNY	76,175	USD	76,621	4/19/2021	HUS	—	(446)	(446)
CNY	76,175	USD	77,043	4/19/2021	HUS	—	(868)	(868)
CNY	76,175	USD	77,149	4/19/2021	HUS	—	(974)	(974)
CNY	152,350	USD	153,977	4/19/2021	HUS	—	(1,627)	(1,627)
CNY	685,575	USD	690,252	4/19/2021	HUS	—	(4,677)	(4,677)
CNY	1,142,626	USD	1,143,289	4/19/2021	HUS	—	(663)	(663)
USD	611,186	CNY	609,400	4/19/2021	HUS	1,786	—	1,786
USD	382,415	CNY	380,875	4/19/2021	HUS	1,540	—	1,540
USD	381,997	CNY	380,875	4/19/2021	HUS	1,122	—	1,122
USD	381,869	CNY	380,875	4/19/2021	HUS	994	—	994
USD	305,805	CNY	304,700	4/19/2021	HUS	1,105	—	1,105
USD	305,819	CNY	304,700	4/19/2021	HUS	1,119	—	1,119
CLP	504,572	USD	515,461	4/22/2021	HUS	—	(10,889)	(10,889)
CLP	1,041,181	USD	1,055,714	4/22/2021	HUS	—	(14,533)	(14,533)
CLP	1,084,564	USD	1,089,690	4/22/2021	HUS	—	(5,126)	(5,126)
CLP	1,193,020	USD	1,197,752	4/22/2021	HUS	—	(4,732)	(4,732)
CLP	1,193,020	USD	1,199,039	4/22/2021	HUS	—	(6,019)	(6,019)
CLP	1,850,098	USD	1,888,655	4/22/2021	HUS	—	(38,557)	(38,557)
CLP	2,018,289	USD	2,061,292	4/22/2021	HUS	—	(43,003)	(43,003)
CLP	2,707,071	USD	2,747,633	4/22/2021	HUS	—	(40,562)	(40,562)
CLP	3,192,955	USD	3,240,144	4/22/2021	HUS	—	(47,189)	(47,189)
CLP	10,411,810	USD	10,457,269	4/22/2021	HUS	—	(45,459)	(45,459)
CLP	10,411,810	USD	10,456,831	4/22/2021	HUS	—	(45,021)	(45,021)
USD	6,257,774	CLP	6,385,910	4/22/2021	HUS	—	(128,136)	(128,136)
USD	2,315,351	CLP	2,360,010	4/22/2021	HUS	—	(44,659)	(44,659)
USD	2,315,585	CLP	2,360,010	4/22/2021	HUS	—	(44,425)	(44,425)
USD	2,011,169	CLP	2,050,326	4/22/2021	HUS	—	(39,157)	(39,157)
USD	1,780,725	CLP	1,804,714	4/22/2021	HUS	—	(23,989)	(23,989)
USD	1,726,121	CLP	1,768,430	4/22/2021	HUS	—	(42,309)	(42,309)
USD	1,719,324	CLP	1,713,486	4/22/2021	HUS	5,838	—	5,838
USD	1,655,415	CLP	1,650,024	4/22/2021	HUS	5,391	—	5,391
USD	1,451,848	CLP	1,489,204	4/22/2021	HUS	—	(37,356)	(37,356)
USD	1,354,664	CLP	1,388,241	4/22/2021	HUS	—	(33,577)	(33,577)
USD	1,231,264	CLP	1,249,417	4/22/2021	HUS	—	(18,153)	(18,153)
USD	1,193,015	CLP	1,207,447	4/22/2021	HUS	—	(14,432)	(14,432)
USD	1,191,805	CLP	1,207,447	4/22/2021	HUS	—	(15,642)	(15,642)
USD	1,080,099	CLP	1,078,862	4/22/2021	HUS	1,237	—	1,237
USD	1,016,412	CLP	1,041,181	4/22/2021	HUS	—	(24,769)	(24,769)
USD	976,013	CLP	987,911	4/22/2021	HUS	—	(11,898)	(11,898)
USD	975,124	CLP	987,911	4/22/2021	HUS	—	(12,787)	(12,787)
USD	890,899	CLP	902,357	4/22/2021	HUS	—	(11,458)	(11,458)
USD	817,424	CLP	837,677	4/22/2021	HUS	—	(20,253)	(20,253)
USD	754,518	CLP	768,872	4/22/2021	HUS	—	(14,354)	(14,354)
USD	684,688	CLP	694,121	4/22/2021	HUS	—	(9,433)	(9,433)
USD	677,461	CLP	694,121	4/22/2021	HUS	—	(16,660)	(16,660)
USD	503,224	CLP	512,581	4/22/2021	HUS	—	(9,357)	(9,357)
USD	325,095	CLP	329,304	4/22/2021	HUS	—	(4,209)	(4,209)
USD	135,538	CLP	138,824	4/22/2021	HUS	—	(3,286)	(3,286)
PHP	51,472	USD	51,216	4/28/2021	HUS	256	—	256
CNY	19,180,101	USD	19,288,469	4/29/2021	HUS	—	(108,368)	(108,368)
USD	914,603	CNY	913,338	4/29/2021	HUS	1,265	—	1,265
USD	686,081	CNY	685,004	4/29/2021	HUS	1,077	—	1,077

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	609,850	CNY	608,892	4/29/2021	HUS	$958	$—	$958
USD	455,173	CNY	456,669	4/29/2021	HUS	—	(1,496)	(1,496)
USD	380,321	CNY	380,558	4/29/2021	HUS	—	(237)	(237)
USD	380,154	CNY	380,558	4/29/2021	HUS	—	(404)	(404)
USD	379,771	CNY	380,558	4/29/2021	HUS	—	(787)	(787)
USD	379,484	CNY	380,558	4/29/2021	HUS	—	(1,074)	(1,074)
USD	304,931	CNY	304,446	4/29/2021	HUS	485	—	485
USD	229,005	CNY	228,335	4/29/2021	HUS	670	—	670
USD	151,937	CNY	152,223	4/29/2021	HUS	—	(286)	(286)
USD	151,918	CNY	152,223	4/29/2021	HUS	—	(305)	(305)
USD	76,033	CNY	76,112	4/29/2021	HUS	—	(79)	(79)
BRL	17,736	USD	18,036	5/4/2021	HUS	—	(300)	(300)
BRL	17,736	USD	18,031	5/4/2021	HUS	—	(295)	(295)
BRL	17,736	USD	18,027	5/4/2021	HUS	—	(291)	(291)
BRL	17,736	USD	18,064	5/4/2021	HUS	—	(328)	(328)
BRL	17,736	USD	18,036	5/4/2021	HUS	—	(300)	(300)
BRL	17,736	USD	18,029	5/4/2021	HUS	—	(293)	(293)
BRL	17,736	USD	18,051	5/4/2021	HUS	—	(315)	(315)
BRL	17,736	USD	18,074	5/4/2021	HUS	—	(338)	(338)
BRL	17,736	USD	18,071	5/4/2021	HUS	—	(335)	(335)
BRL	17,736	USD	18,069	5/4/2021	HUS	—	(333)	(333)
BRL	17,736	USD	18,061	5/4/2021	HUS	—	(325)	(325)
BRL	17,736	USD	18,069	5/4/2021	HUS	—	(333)	(333)
BRL	17,736	USD	18,050	5/4/2021	HUS	—	(314)	(314)
BRL	17,736	USD	18,033	5/4/2021	HUS	—	(297)	(297)
BRL	17,736	USD	18,043	5/4/2021	HUS	—	(307)	(307)
BRL	17,736	USD	18,045	5/4/2021	HUS	—	(309)	(309)
BRL	17,736	USD	18,054	5/4/2021	HUS	—	(318)	(318)
BRL	17,736	USD	18,198	5/4/2021	HUS	—	(462)	(462)
BRL	17,736	USD	18,175	5/4/2021	HUS	—	(439)	(439)
BRL	17,736	USD	18,173	5/4/2021	HUS	—	(437)	(437)
BRL	17,736	USD	18,193	5/4/2021	HUS	—	(457)	(457)
BRL	35,471	USD	36,128	5/4/2021	HUS	—	(657)	(657)
BRL	35,471	USD	36,274	5/4/2021	HUS	—	(803)	(803)
BRL	35,471	USD	36,085	5/4/2021	HUS	—	(614)	(614)
BRL	35,471	USD	36,083	5/4/2021	HUS	—	(612)	(612)
BRL	35,471	USD	36,094	5/4/2021	HUS	—	(623)	(623)
BRL	35,471	USD	36,081	5/4/2021	HUS	—	(610)	(610)
BRL	35,471	USD	36,116	5/4/2021	HUS	—	(645)	(645)
BRL	35,471	USD	36,100	5/4/2021	HUS	—	(629)	(629)
BRL	35,471	USD	36,307	5/4/2021	HUS	—	(836)	(836)
BRL	35,471	USD	36,231	5/4/2021	HUS	—	(760)	(760)
BRL	35,471	USD	36,254	5/4/2021	HUS	—	(783)	(783)
BRL	35,471	USD	36,392	5/4/2021	HUS	—	(921)	(921)
BRL	35,471	USD	36,347	5/4/2021	HUS	—	(876)	(876)
BRL	35,471	USD	36,394	5/4/2021	HUS	—	(923)	(923)
BRL	35,471	USD	36,217	5/4/2021	HUS	—	(746)	(746)
BRL	35,471	USD	36,221	5/4/2021	HUS	—	(750)	(750)
BRL	53,207	USD	54,470	5/4/2021	HUS	—	(1,263)	(1,263)
BRL	53,207	USD	54,829	5/4/2021	HUS	—	(1,622)	(1,622)
BRL	53,207	USD	54,401	5/4/2021	HUS	—	(1,194)	(1,194)
BRL	53,207	USD	54,431	5/4/2021	HUS	—	(1,224)	(1,224)
BRL	53,207	USD	54,657	5/4/2021	HUS	—	(1,450)	(1,450)
BRL	53,207	USD	54,663	5/4/2021	HUS	—	(1,456)	(1,456)
BRL	53,207	USD	54,740	5/4/2021	HUS	—	(1,533)	(1,533)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
BRL	53,207	USD	54,379	5/4/2021	HUS	$—	$(1,172)	$(1,172)
BRL	53,207	USD	54,589	5/4/2021	HUS	—	(1,382)	(1,382)
BRL	53,207	USD	54,590	5/4/2021	HUS	—	(1,383)	(1,383)
BRL	70,942	USD	71,915	5/4/2021	HUS	—	(973)	(973)
BRL	70,942	USD	71,898	5/4/2021	HUS	—	(956)	(956)
BRL	70,942	USD	71,885	5/4/2021	HUS	—	(943)	(943)
BRL	70,942	USD	71,926	5/4/2021	HUS	—	(984)	(984)
BRL	70,942	USD	71,863	5/4/2021	HUS	—	(921)	(921)
BRL	70,942	USD	72,878	5/4/2021	HUS	—	(1,936)	(1,936)
BRL	70,942	USD	72,589	5/4/2021	HUS	—	(1,647)	(1,647)
BRL	70,942	USD	72,859	5/4/2021	HUS	—	(1,917)	(1,917)
BRL	70,942	USD	72,851	5/4/2021	HUS	—	(1,909)	(1,909)
BRL	70,942	USD	73,231	5/4/2021	HUS	—	(2,289)	(2,289)
BRL	70,942	USD	72,505	5/4/2021	HUS	—	(1,563)	(1,563)
BRL	70,942	USD	72,511	5/4/2021	HUS	—	(1,569)	(1,569)
BRL	70,942	USD	72,449	5/4/2021	HUS	—	(1,507)	(1,507)
BRL	70,942	USD	72,471	5/4/2021	HUS	—	(1,529)	(1,529)
BRL	88,678	USD	89,904	5/4/2021	HUS	—	(1,226)	(1,226)
BRL	88,678	USD	89,763	5/4/2021	HUS	—	(1,085)	(1,085)
BRL	88,678	USD	89,888	5/4/2021	HUS	—	(1,210)	(1,210)
BRL	88,678	USD	91,111	5/4/2021	HUS	—	(2,433)	(2,433)
BRL	88,678	USD	91,007	5/4/2021	HUS	—	(2,329)	(2,329)
BRL	88,678	USD	91,224	5/4/2021	HUS	—	(2,546)	(2,546)
BRL	88,678	USD	91,226	5/4/2021	HUS	—	(2,548)	(2,548)
BRL	88,678	USD	91,428	5/4/2021	HUS	—	(2,750)	(2,750)
BRL	88,678	USD	91,393	5/4/2021	HUS	—	(2,715)	(2,715)
BRL	88,678	USD	91,426	5/4/2021	HUS	—	(2,748)	(2,748)
BRL	88,678	USD	91,414	5/4/2021	HUS	—	(2,736)	(2,736)
BRL	88,678	USD	91,416	5/4/2021	HUS	—	(2,738)	(2,738)
BRL	88,678	USD	90,560	5/4/2021	HUS	—	(1,882)	(1,882)
BRL	106,414	USD	109,902	5/4/2021	HUS	—	(3,488)	(3,488)
BRL	106,414	USD	109,742	5/4/2021	HUS	—	(3,328)	(3,328)
BRL	195,092	USD	199,052	5/4/2021	HUS	—	(3,960)	(3,960)
BRL	283,770	USD	289,172	5/4/2021	HUS	—	(5,402)	(5,402)
BRL	283,770	USD	288,314	5/4/2021	HUS	—	(4,544)	(4,544)
BRL	319,241	USD	324,381	5/4/2021	HUS	—	(5,140)	(5,140)
BRL	354,712	USD	361,618	5/4/2021	HUS	—	(6,906)	(6,906)
BRL	354,712	USD	360,036	5/4/2021	HUS	—	(5,324)	(5,324)
BRL	354,712	USD	360,662	5/4/2021	HUS	—	(5,950)	(5,950)
BRL	372,448	USD	379,857	5/4/2021	HUS	—	(7,409)	(7,409)
BRL	372,448	USD	377,922	5/4/2021	HUS	—	(5,474)	(5,474)
USD	15,635,092	BRL	15,669,417	5/4/2021	HUS	—	(34,325)	(34,325)
USD	15,639,244	BRL	15,669,417	5/4/2021	HUS	—	(30,173)	(30,173)
USD	14,889,331	BRL	14,915,654	5/4/2021	HUS	—	(26,323)	(26,323)
USD	865,711	BRL	886,781	5/4/2021	HUS	—	(21,070)	(21,070)
USD	848,206	BRL	869,045	5/4/2021	HUS	—	(20,839)	(20,839)
USD	787,793	BRL	798,103	5/4/2021	HUS	—	(10,310)	(10,310)
USD	694,336	BRL	709,425	5/4/2021	HUS	—	(15,089)	(15,089)
USD	640,438	BRL	656,218	5/4/2021	HUS	—	(15,780)	(15,780)
USD	541,995	BRL	549,804	5/4/2021	HUS	—	(7,809)	(7,809)
USD	452,013	BRL	461,126	5/4/2021	HUS	—	(9,113)	(9,113)
USD	399,700	BRL	407,919	5/4/2021	HUS	—	(8,219)	(8,219)
USD	206,972	BRL	212,827	5/4/2021	HUS	—	(5,855)	(5,855)
USD	155,210	BRL	159,621	5/4/2021	HUS	—	(4,411)	(4,411)
USD	142,743	BRL	141,885	5/4/2021	HUS	858	—	858

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	143,021	BRL	141,885	5/4/2021	HUS	$1,136	$—	$1,136
USD	142,944	BRL	141,885	5/4/2021	HUS	1,059	—	1,059
USD	137,976	BRL	141,885	5/4/2021	HUS	—	(3,909)	(3,909)
USD	125,140	BRL	124,149	5/4/2021	HUS	991	—	991
USD	124,850	BRL	124,149	5/4/2021	HUS	701	—	701
USD	120,633	BRL	124,149	5/4/2021	HUS	—	(3,516)	(3,516)
USD	120,563	BRL	124,149	5/4/2021	HUS	—	(3,586)	(3,586)
USD	120,814	BRL	124,149	5/4/2021	HUS	—	(3,335)	(3,335)
USD	120,751	BRL	124,149	5/4/2021	HUS	—	(3,398)	(3,398)
USD	120,531	BRL	124,149	5/4/2021	HUS	—	(3,618)	(3,618)
USD	120,831	BRL	124,149	5/4/2021	HUS	—	(3,318)	(3,318)
USD	103,344	BRL	106,414	5/4/2021	HUS	—	(3,070)	(3,070)
USD	103,259	BRL	106,414	5/4/2021	HUS	—	(3,155)	(3,155)
USD	103,466	BRL	106,414	5/4/2021	HUS	—	(2,948)	(2,948)
USD	103,317	BRL	106,414	5/4/2021	HUS	—	(3,097)	(3,097)
USD	103,330	BRL	106,414	5/4/2021	HUS	—	(3,084)	(3,084)
USD	103,322	BRL	106,414	5/4/2021	HUS	—	(3,092)	(3,092)
USD	89,206	BRL	88,678	5/4/2021	HUS	528	—	528
USD	89,203	BRL	88,678	5/4/2021	HUS	525	—	525
USD	89,415	BRL	88,678	5/4/2021	HUS	737	—	737
USD	87,513	BRL	88,678	5/4/2021	HUS	—	(1,165)	(1,165)
USD	86,201	BRL	88,678	5/4/2021	HUS	—	(2,477)	(2,477)
USD	86,110	BRL	88,678	5/4/2021	HUS	—	(2,568)	(2,568)
USD	86,103	BRL	88,678	5/4/2021	HUS	—	(2,575)	(2,575)
USD	86,282	BRL	88,678	5/4/2021	HUS	—	(2,396)	(2,396)
USD	86,298	BRL	88,678	5/4/2021	HUS	—	(2,380)	(2,380)
USD	71,359	BRL	70,942	5/4/2021	HUS	417	—	417
USD	71,375	BRL	70,942	5/4/2021	HUS	433	—	433
USD	69,019	BRL	70,942	5/4/2021	HUS	—	(1,923)	(1,923)
USD	68,862	BRL	70,942	5/4/2021	HUS	—	(2,080)	(2,080)
USD	68,991	BRL	70,942	5/4/2021	HUS	—	(1,951)	(1,951)
USD	68,857	BRL	70,942	5/4/2021	HUS	—	(2,085)	(2,085)
USD	68,883	BRL	70,942	5/4/2021	HUS	—	(2,059)	(2,059)
USD	69,032	BRL	70,942	5/4/2021	HUS	—	(1,910)	(1,910)
USD	69,073	BRL	70,942	5/4/2021	HUS	—	(1,869)	(1,869)
USD	53,548	BRL	53,207	5/4/2021	HUS	341	—	341
USD	53,517	BRL	53,207	5/4/2021	HUS	310	—	310
USD	51,658	BRL	53,207	5/4/2021	HUS	—	(1,549)	(1,549)
USD	51,744	BRL	53,207	5/4/2021	HUS	—	(1,463)	(1,463)
USD	51,781	BRL	53,207	5/4/2021	HUS	—	(1,426)	(1,426)
USD	51,740	BRL	53,207	5/4/2021	HUS	—	(1,467)	(1,467)
USD	51,670	BRL	53,207	5/4/2021	HUS	—	(1,537)	(1,537)
USD	34,433	BRL	35,471	5/4/2021	HUS	—	(1,038)	(1,038)
PHP	51,452	USD	51,332	5/12/2021	HUS	120	—	120
PHP	51,452	USD	51,279	5/12/2021	HUS	173	—	173
PHP	102,904	USD	102,913	5/12/2021	HUS	—	(9)	(9)
PHP	102,904	USD	102,664	5/12/2021	HUS	240	—	240
PHP	154,355	USD	154,010	5/12/2021	HUS	345	—	345
PHP	360,162	USD	360,267	5/12/2021	HUS	—	(105)	(105)
PHP	360,162	USD	359,431	5/12/2021	HUS	731	—	731
PHP	565,970	USD	566,077	5/12/2021	HUS	—	(107)	(107)
PHP	21,301,035	USD	21,316,472	5/12/2021	HUS	—	(15,437)	(15,437)
CLP	6,386,812	USD	6,258,457	5/19/2021	HUS	128,355	—	128,355
COP	4,363,631	USD	4,466,741	6/4/2021	HUS	—	(103,110)	(103,110)

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	2,440,805	COP	2,454,542	6/4/2021	HUS	$—	$(13,737)	$(13,737)
USD	6,563,456	PEN	6,477,895	4/22/2021	RBS	85,561	—	85,561
USD	674,964	PEN	667,824	4/22/2021	RBS	7,140	—	7,140
USD	539,972	PEN	534,259	4/22/2021	RBS	5,713	—	5,713
USD	404,870	PEN	400,695	4/22/2021	RBS	4,175	—	4,175
USD	269,888	PEN	267,130	4/22/2021	RBS	2,758	—	2,758
USD	269,895	PEN	267,130	4/22/2021	RBS	2,765	—	2,765
USD	202,519	PEN	200,347	4/22/2021	RBS	2,172	—	2,172
USD	202,434	PEN	200,347	4/22/2021	RBS	2,087	—	2,087
USD	202,490	PEN	200,347	4/22/2021	RBS	2,143	—	2,143

						$3,907,170	$(5,257,548)	$(1,350,378)

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

CBK	Citibank, N.A.
DUB	Deutsche Bank AG
HUS	HSBC Bank (USA)
RBS	Royal Bank of Scotland PLC

Currency Abbreviations:

BRL	Brazilian Real
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
EUR	Euro
HKD	Hong Kong Dollar
INR	Indian Rupee
KRW	South Korean Won
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
TWD	Taiwan Dollar
USD	United States Dollar

Index Abbreviations:

CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI EAFE	Morgan Stanley Capital International - Europe, Australasia, and Far East.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
Russell 2000	U.S. Small-Cap Stock Market Index.
S&P 500 Index	U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
LME	London Metal Exchange.
SGX	Singapore Stock Exchange.

See accompanying notes

American Beacon AHL Managed Futures Strategy FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Other Abbreviations:

Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
EURIBOR	Euro Interbank Offered Rate.
GILT	Bank of England Bonds.
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending.
Sugar #11	World Benchmark for raw sugar.
ULSD	Ultra-low-sulfur diesel.
WTI	West Texas Intermediate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

AHL Managed Futures Strategy Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$1,264,933,065	$—	$1,264,933,065

Total Investments in Securities – Assets	$—	$1,264,933,065	$—	$1,264,933,065

Financial Derivative Instruments – Assets
Futures Contracts	$26,337,266	$22,030	$—	$26,359,296
Forward Foreign Currency Contracts	—	3,907,170	—	3,907,170

Total Financial Derivative Instruments – Assets	$26,337,266	$3,929,200	$—	$30,266,466

Financial Derivative Instruments – Liabilities
Futures Contracts	$(14,651,681)	$(41,205)	$—	$(14,692,886)
Forward Foreign Currency Contracts	—	(5,257,548)	—	(5,257,548)

Total Financial Derivative Instruments - Liabilities	$(14,651,681)	$(5,298,753)	$—	$(19,950,434)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount*		Fair Value
FOREIGN SOVEREIGN OBLIGATIONS - 18.13%
Deutsche Bundesrepublik Inflation-Linked Bond, 0.500%, Due 4/15/2030, Series I/LA B C	EUR	32,787,470	$46,759,267
French Republic Government Bond OAT, 0.700%, Due 7/25/2030, Series OATEB C D	EUR	28,864,860	41,358,051
United Kingdom Gilt Inflation-Linked, 0.125%, Due 3/22/2029, Series 3MOB C	GBP	35,987,220	62,235,118

Total Foreign Sovereign Obligations (Cost $151,526,536)			150,352,436

U.S. TREASURY OBLIGATIONS - 14.40%
United States Treasury Inflation-Protected Security,
0.125%, Due 10/15/2024C		$8,154,720	8,818,247
0.125%, Due 10/15/2025C		40,320,000	43,905,487
0.250%, Due 7/15/2029C		18,404,820	20,228,766
0.125%, Due 7/15/2030C		42,844,900	46,439,855

Total U.S. Treasury Obligations (Cost $120,850,817)			119,392,355

SHORT-TERM INVESTMENTS - 57.03%
U.S. Treasury Obligations - 57.03%
U.S. Treasury Bills,
0.084%, Due 5/20/2021		50,000,000	49,998,809
0.081%, Due 6/3/2021A		98,000,000	97,996,998
0.069%, Due 7/8/2021		50,000,000	49,997,754
0.072%, Due 7/15/2021		50,000,000	49,997,995
0.049%, Due 7/22/2021A		50,000,000	49,997,666
0.052%, Due 8/5/2021		50,000,000	49,996,500
0.045%, Due 8/12/2021		50,000,000	49,995,567
0.055%, Due 8/26/2021		50,000,000	49,995,151
0.053%, Due 9/2/2021A		25,000,000	24,997,460

Total Short-Term Investments (Cost $472,920,612)			472,973,900

TOTAL INVESTMENTS - 89.56% (Cost $745,297,965)			742,718,691
OTHER ASSETS, NET OF LIABILITIES - 10.44%			86,588,290

TOTAL NET ASSETS - 100.00%			$829,306,981

Percentages are stated as a percent of net assets.

*	In U.S. Dollars unless otherwise noted.

A	All or a portion represents positions held by the American Beacon Cayman TargetRisk Co, Ltd.
B

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

C	Inflation-Indexed Note.
D

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $41,358,051 or 4.99% of net assets. The Fund has no right to demand registration of these securities.

GILT - Bank of England Bonds.

OAT - Obligations Assimilables du Trésor.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Long Futures Contracts Open on March 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	33	April 2021	$5,261,035	$5,411,218	$150,183
BIST 30 Index Futures	725	April 2021	1,399,759	1,266,319	(133,440)
CAC40 Index Futures	72	April 2021	5,102,426	5,121,791	19,365
DAX Index Futures	14	June 2021	5,984,468	6,168,578	184,110
Euro Stoxx 50 Index Futures	228	June 2021	10,111,419	10,336,741	225,322
FTSE 100 Index Futures	118	June 2021	10,902,822	10,865,857	(36,965)
FTSE China A50 Index Futures	271	April 2021	4,590,588	4,656,322	65,734
FTSE Taiwan Index Futures	53	April 2021	3,032,202	3,070,820	38,618
FTSE/JSE Top 40 Index Futures	33	June 2021	1,386,740	1,367,845	(18,895)
FTSE/MIB Index Futures	36	June 2021	5,081,800	5,149,232	67,432
Hang Seng China Enterprises Index Futures	75	April 2021	5,233,628	5,278,585	44,957
Hang Seng Index Futures	31	April 2021	5,568,274	5,645,644	77,370
iShares STOXX Europe 600 UCITS ETF	15	June 2021	273,926	279,337	5,411
KOSPI 200 Index Futures	64	June 2021	5,759,930	5,862,072	102,142
MSCI SING IX ETS Futures	101	April 2021	2,669,031	2,687,552	18,521
NASDAQ 100 E-Mini Futures	51	June 2021	13,268,449	13,351,545	83,096
Nikkei 225 (SGX) Futures	73	June 2021	9,489,869	9,632,242	142,373
OMXS30 Index Futures	257	April 2021	6,343,892	6,436,440	92,548
S&P 500 E-Mini Index Futures	4	June 2021	657,170	673,760	16,590
S&P 500 E-Mini Index Futures	121	June 2021	23,776,804	24,002,770	225,966
S&P/TSX 60 Index Futures	85	June 2021	15,054,195	15,030,397	(23,798)
SGX NIFTY 50 Index Futures	23	April 2021	686,659	678,316	(8,343)
SPI 200 Futures	62	June 2021	8,013,523	7,965,629	(47,894)
TOPIX Index Futures	84	June 2021	14,350,436	14,823,752	473,316

			$163,999,045	$165,762,764	$1,763,719

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond Futures	138	June 2021	$14,552,887	$14,476,857	$(76,030)
Australian 3-Year Bond Futures	180	June 2021	15,999,016	16,002,055	3,039
Canadian 10-Year Government Bond Futures	99	June 2021	11,223,303	10,931,988	(291,315)
Euro OAT Futures	231	June 2021	43,949,317	43,871,235	(78,082)
Euro-Bobl Futures	287	June 2021	45,458,398	45,463,187	4,789
Euro-BTP Futures	195	June 2021	34,016,919	34,143,689	126,770
Euro-Bund Futures	232	June 2021	46,642,965	46,599,534	(43,431)
Euro-Buxl 30-Year Bond Futures	29	June 2021	7,111,883	7,007,070	(104,813)
Japanese 10-Year Government Bond Futures	60	June 2021	81,822,451	81,911,041	88,590
Korea 10-Year Government Bond Futures	81	June 2021	9,026,598	9,025,050	(1,548)
Korea 3-Year Government Bond Futures	182	June 2021	17,806,532	17,816,461	9,929
Long GILT Futures	151	June 2021	26,835,125	26,560,216	(274,909)
U.S. Long Bond Futures	121	June 2021	19,439,443	18,705,844	(733,599)
U.S. Treasury 10-Year Note Futures	204	June 2021	27,378,503	26,711,250	(667,253)
U.S. Treasury 2-Year Note Futures	213	June 2021	47,056,922	47,014,758	(42,164)
U.S. Treasury 5-Year Note Futures	281	June 2021	35,078,414	34,674,961	(403,453)
U.S. Ultra Bond Futures	136	June 2021	25,789,404	24,645,750	(1,143,654)

			$509,188,080	$505,560,946	$(3,627,134)

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

Centrally Cleared Swap Agreements Outstanding on March 31, 2021:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2021 (3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value (5)	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	12/20/2025	2.8875	USD	50,000	$(4,406,450)	$(4,585,195)	$(178,745)
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2026	1.4868	EUR	10,000	(287,151)	(289,774)	(2,623)
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	6/20/2026	1.4696	USD	15,000	(343,837)	(348,004)	(4,167)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2026	7.1841	USD	10,000	(879,126)	(893,014)	(13,888)

							$(5,916,564)	$(6,115,987)	$(199,423)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Rate (%)	Payment Frequency	Expiration Date	Implied Credit Spread at 3/31/2021 (3) (%)	Curr	Notional Amount(4) (000s)	Premiums Paid (Received)	Fair Value (5)	Unrealized Appreciation (Depreciation)
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	12/20/2025	2.8875	USD	50,000	$4,478,737	$4,598,512	$119,775
iTraxx Europe Senior Financials	1.00	Quarterly	6/20/2026	0.5225	EUR	75,000	2,148,030	2,222,702	74,672
Markit CDX NA.HY-31 5-Year Index Version 1	1.00	Quarterly	6/20/2026	1.0232	USD	95,000	2,090,959	2,234,742	143,783
iTraxx Europe Senior Financials	5.00	Quarterly	6/20/2026	2.5278	EUR	30,000	3,997,795	4,222,917	225,122
Markit CDX NA.HY-31 5-Year Index Version 1	5.00	Quarterly	6/20/2026	3.0844	USD	50,000	4,288,901	4,501,186	212,285

							$17,004,422	$17,780,059	$775,637

OTC Swap Agreements Outstanding on March 31, 2021:

Total Return Swap Agreements

Pay/Receive Floating Rate	Description	Reference Entity	Counter- party	Floating Rate	Payment Frequency	Expiration Date	Reference Quantity	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	1-Month USD-LIBOR	BBUXALC INDEX	JPM	0.000%	Monthly	4/6/2021	498,000	$53,748,022	$(4,552)	$(1,206,512)

									$(4,552)	$(1,206,512)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swaps agreements on corporate issues and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

(5)

The quoted market prices and resulting values for credit default swaps on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/ sold as of the period end. Increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Forward Foreign Currency Contracts Open on March 31, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
JPY	1,741,992	USD	1,769,583	4/15/2021	SSB	$—	$(27,591)	$(27,591)
USD	57,537,920	EUR	56,550,621	4/15/2021	SSB	987,299	—	987,299
USD	52,990,358	GBP	52,788,390	4/15/2021	SSB	201,968	—	201,968
USD	52,175,371	EUR	51,280,088	4/15/2021	SSB	895,283	—	895,283
USD	2,123,406	GBP	2,131,380	4/15/2021	SSB	—	(7,974)	(7,974)
USD	1,995,863	GBP	1,994,605	4/15/2021	SSB	1,258	—	1,258
USD	1,540,836	EUR	1,511,950	4/15/2021	SSB	28,886	—	28,886
USD	1,383,464	EUR	1,359,413	4/15/2021	SSB	24,051	—	24,051
USD	567,446	JPY	559,163	4/15/2021	SSB	8,283	—	8,283
USD	321,976	HKD	321,583	4/15/2021	SSB	393	—	393
USD	273,118	JPY	268,258	4/15/2021	SSB	4,860	—	4,860
USD	216,805	JPY	213,127	4/15/2021	SSB	3,678	—	3,678
USD	167,907	GBP	168,194	4/15/2021	SSB	—	(287)	(287)
USD	158,623	GBP	157,250	4/15/2021	SSB	1,373	—	1,373
USD	138,774	JPY	136,166	4/15/2021	SSB	2,608	—	2,608
USD	130,992	HKD	130,915	4/15/2021	SSB	77	—	77
USD	92,670	GBP	91,514	4/15/2021	SSB	1,156	—	1,156
USD	78,177	AUD	76,678	4/15/2021	SSB	1,499	—	1,499
USD	63,476	HKD	63,440	4/15/2021	SSB	36	—	36
USD	59,023	HKD	58,951	4/15/2021	SSB	72	—	72
USD	52,481	GBP	52,278	4/15/2021	SSB	203	—	203
USD	41,990	EUR	41,255	4/15/2021	SSB	735	—	735
USD	22,654	GBP	22,569	4/15/2021	SSB	85	—	85
USD	13,751	AUD	13,522	4/15/2021	SSB	229	—	229

						$2,164,032	$(35,852)	$2,128,180

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

JPM	JPMorgan Chase Bank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

BBUXALC	Bloomberg Commodity ex-Agriculture and Livestock Capped Index.
BIST 30	Bora Istanbul 30 Index.
CAC40	Euronet Paris - French Stock Market Index.
DAX	Deutsche Boerse AG German Stock Index.
ETF	Exchange-Traded Fund.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.

See accompanying notes

American Beacon AHL TargetRisk FundSM

Consolidated Schedule of Investments

March 31, 2021 (Unaudited)

FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500	U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SGX NIFTY	Singapore Stock Exchange NIFTY.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.
UCITS	Undertaking for Collective Investments in Transferable Securities.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.
OTC	Over-the-Counter.

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
Buxl	Long term debt that is issued by the Federal Republic of Germany.
CDX	Credit Default Swap Index.
iTraxx	Credit Default Swap Index.
LIBOR	London Interbank Offered Rate.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

AHL TargetRisk Fund	Level 1	Level 2	Level 3	Total
Assets
Foreign Sovereign Obligations	$—	$150,352,436	$—	$150,352,436
U.S. Treasury Obligations	—	119,392,355	—	119,392,355
Short-Term Investments	—	472,973,900	—	472,973,900

Total Investments in Securities - Assets	$—	$742,718,691	$—	$742,718,691

Financial Derivative Instruments - Assets
Futures Contracts	$2,266,171	$—	$—	$2,266,171
Swap Contract Agreements	—	775,637	—	775,637
Forward Foreign Currency Contracts	—	2,164,032	—	2,164,032

Total Financial Derivative Instruments - Assets	$2,266,171	$2,939,669	$—	$5,205,840

Financial Derivative Instruments - Liabilities
Futures Contracts	$(4,129,586)	$—	$—	$(4,129,586)
Swap Contract Agreements	—	(1,405,935)	—	(1,405,935)
Forward Foreign Currency Contracts	—	(35,852)	—	(35,852)

Total Financial Derivative Instruments - Liabilities	$(4,129,586)	$(1,441,787)	$—	$(5,571,373)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Principal Amount	Fair Value
SHORT-TERM INVESTMENTS - 95.69%
U.S. Treasury Obligations - 95.69%
U.S. Treasury Bills,
0.088%, Due 4/8/2021	$1,750,000	$1,749,998
0.084%, Due 5/20/2021	1,750,000	1,749,958
0.071%, Due 6/3/2021	1,750,000	1,749,947
0.051%, Due 7/22/2021	1,000,000	999,953
0.016%, Due 8/5/2021	1,500,000	1,499,895
0.054%, Due 8/26/2021	1,750,000	1,749,830

Total Short-Term Investments (Cost $9,498,713)		9,499,581

TOTAL INVESTMENTS - 95.69% (Cost $9,498,713)		9,499,581
OTHER ASSETS, NET OF LIABILITIES - 4.31%		428,289

TOTAL NET ASSETS - 100.00%		$9,927,870

Percentages are stated as a percent of net assets.

Long Futures Contracts Open on March 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Amsterdam Index Futures	1	April 2021	$159,288	$163,976	$4,688
BIST 30 Index Futures	10	April 2021	19,298	17,467	(1,831)
CAC40 Index Futures	1	April 2021	70,883	71,136	253
Euro Stoxx 50 Index Futures	4	June 2021	177,394	181,346	3,952
FTSE 100 Index Futures	3	June 2021	278,036	276,251	(1,785)
FTSE China A50 Index Futures	4	April 2021	67,805	68,728	923
FTSE Taiwan Index Futures	1	April 2021	57,404	57,940	536
FTSE/JSE Top 40 Index Futures	1	June 2021	41,881	41,450	(431)
FTSE/MIB Index Futures	1	June 2021	140,659	143,034	2,375
Hang Seng China Enterprises Index Futures	1	April 2021	68,908	70,381	1,473
KOSPI 200 Index Futures	1	June 2021	89,518	91,595	2,077
MSCI SING IX ETS Futures	1	April 2021	26,517	26,609	92
NASDAQ 100 E-Mini Futures	1	June 2021	260,791	261,795	1,004
Nikkei 225 (SGX) Futures	1	June 2021	130,315	131,949	1,634
OMXS30 Index Futures	6	April 2021	148,129	150,267	2,138
S&P 500 E-Mini Index Futures	2	June 2021	393,015	396,740	3,725
S&P/TSX 60 Index Futures	1	June 2021	177,069	176,828	(241)
SPI 200 Futures	1	June 2021	129,275	128,478	(797)
TOPIX Index Futures	1	June 2021	170,871	176,473	5,602

			$2,607,056	$2,632,443	$25,387

Interest Rate Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Australian 10-Year Bond Futures	2	June 2021	$211,004	$209,810	$(1,194)
Australian 3-Year Bond Futures	3	June 2021	266,726	266,701	(25)
Canadian 10-Year Government Bond Futures	2	June 2021	220,586	220,848	262
Euro OAT Futures	4	June 2021	761,833	759,675	(2,158)
Euro-Bobl Futures	5	June 2021	792,299	792,042	(257)
Euro-BTP Futures	4	June 2021	697,627	700,383	2,756
Euro-Bund Futures	4	June 2021	803,968	803,440	(528)
Japanese 10-Year Government Bond Futures	1	June 2021	1,367,142	1,365,184	(1,958)
Korea 10-Year Government Bond Futures	1	June 2021	111,509	111,420	(89)

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

Interest Rate Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Korea 3-Year Government Bond Futures	2	June 2021	$195,706	$195,785	$79
Long GILT Futures	3	June 2021	532,153	527,687	(4,466)
U.S. Long Bond Futures	2	June 2021	321,516	309,188	(12,328)
U.S. Treasury 10-Year Note Futures	3	June 2021	402,703	392,813	(9,890)
U.S. Treasury 2-Year Note Futures	4	June 2021	883,750	882,906	(844)
U.S. Treasury 5-Year Note Futures	5	June 2021	624,531	616,992	(7,539)
U.S. Ultra Bond Futures	2	June 2021	380,500	362,438	(18,062)

			$8,573,553	$8,517,312	$(56,241)

Forward Foreign Currency Contracts Open on March 31, 2021:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	84,986	AUD	83,556	4/15/2021	SSB	$1,430	$—	$1,430
USD	82,906	JPY	81,763	4/15/2021	SSB	1,143	—	1,143
USD	77,570	EUR	76,239	4/15/2021	SSB	1,331	—	1,331

						$3,904	$—	$3,904

*	All values denominated in USD.

Glossary:

Counterparty Abbreviations:

SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:

BIST 30	Bora Istanbul 30 Index.
CAC40	Euronet Paris - French Stock Market Index.
Euro Stoxx 50	Eurozone Blue-chip Index.
FTSE 100	Financial Times Stock Exchange 100 Index.
FTSE China A50	Financial Times Stock Exchange China A50 Index.
FTSE/JSE Top 40	Largest 40 companies ranked by full market value in the FTSE/JSE All-Share Index.
FTSE/MIB	Borsa Italiana-Italian Stock Market Index.
Hang Seng	Hong Kong Stock Market Index.
KOSPI	South Korean Stock Market Index.
MSCI	Morgan Stanley Capital International.
MSCI SING IX ETS	Morgan Stanley Capital International Singapore Exchange-Traded Funds.
NASDAQ	National Association of Securities Dealers Automated Quotations.
NIKKEI 225	Nikkei Stock Average.
OMXS30	Stockholm Stock Exchange’s leading share index.
S&P 500 Index	U.S. Equity Large-Cap Index.
S&P/TSX	Canadian Equity Market Index.
SPI 200	Australian Equity Market Index Future.
TOPIX	Tokyo Stock Exchange Tokyo Price Index.

Exchange Abbreviations:

JSE	Johannesburg Stock Exchange.
SGX	Singapore Stock Exchange.

See accompanying notes

American Beacon AHL TargetRisk Core FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

Other Abbreviations:

BTP	Buoni del Tesoro Poliennali.
Bobl	Medium term debt that is issued by the Federal Republic of Germany.
Bund	German Federal Government Bond.
GILT	Bank of England Bonds.
OAT	Obligations Assimilables du Trésor.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

AHL TargetRisk Core Fund	Level 1	Level 2	Level 3	Total
Assets
Short-Term Investments	$—	$9,499,581	$—	$9,499,581

Total Investments in Securities - Assets	$—	$9,499,581	$—	$9,499,581

Financial Derivative Instruments - Assets
Futures Contracts	$33,569	$—	$—	$33,569
Forward Foreign Currency Contracts	—	3,904	—	3,904

Total Financial Derivative Instruments - Assets	$33,569	$3,904	$—	$37,473

Financial Derivative Instruments - Liabilities
Futures Contracts	$(64,423)	$—	$—	$(64,423)

Total Financial Derivative Instruments - Liabilities	$(64,423)	$—	$—	$(64,423)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.81%
Communication Services - 0.65%
Media - 0.65%
Nexstar Media Group, Inc., Class A	2,126	$298,554

Consumer Discretionary - 6.09%
Household Durables - 2.39%
MDC Holdings, Inc.	18,468	1,096,999

Leisure Products - 2.99%
Brunswick Corp.	7,022	669,688
Johnson Outdoors, Inc., Class A	4,910	700,903

		1,370,591

Specialty Retail - 0.71%
Rent-A-Center, Inc.	5,618	323,934

Total Consumer Discretionary		2,791,524

Consumer Staples - 2.71%
Food Products - 2.71%
John B Sanfilippo & Son, Inc.	4,809	434,589
Lancaster Colony Corp.	4,602	807,007

		1,241,596

Total Consumer Staples		1,241,596

Energy - 0.77%
Oil, Gas & Consumable Fuels - 0.77%
World Fuel Services Corp.	10,002	352,070

Financials - 10.68%
Banks - 4.21%
First Financial Bancorp	31,651	759,624
First Interstate BancSystem, Inc., Class A	21,171	974,713
Home BancShares, Inc.	7,227	195,490

		1,929,827

Capital Markets - 3.18%
Evercore, Inc., Class A	11,049	1,455,595

Insurance - 3.29%
Horace Mann Educators Corp.	15,681	677,576
Kinsale Capital Group, Inc.	5,036	829,933

		1,507,509

Total Financials		4,892,931

Health Care - 21.34%
Health Care Equipment & Supplies - 7.79%
CONMED Corp.	10,997	1,436,098
LeMaitre Vascular, Inc.	30,887	1,506,668
Mesa Laboratories, Inc.	2,570	625,795

		3,568,561

Health Care Providers & Services - 9.07%
Chemed Corp.	2,240	1,029,997
Ensign Group, Inc.	16,603	1,558,026
National Research Corp.	9,415	440,904

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.81% (continued)
Health Care - 21.34% (continued)
Health Care Providers & Services - 9.07% (continued)
US Physical Therapy, Inc.	10,822	$1,126,570

		4,155,497

Health Care Technology - 1.36%
Simulations Plus, Inc.A	9,871	624,242

Life Sciences Tools & Services - 3.12%
Luminex Corp.	44,864	1,431,162

Total Health Care		9,779,462

Industrials - 27.17%
Aerospace & Defense - 2.95%
BWX Technologies, Inc.	15,083	994,573
Curtiss-Wright Corp.	3,031	359,477

		1,354,050

Building Products - 4.57%
AAON, Inc.	7,047	493,360
Simpson Manufacturing Co., Inc.	4,283	444,276
UFP Industries, Inc.	15,240	1,155,802

		2,093,438

Commercial Services & Supplies - 8.83%
MSA Safety, Inc.	6,418	962,828
Ritchie Bros Auctioneers, Inc.	18,379	1,076,091
Tetra Tech, Inc.	14,781	2,006,077

		4,044,996

Construction & Engineering - 3.28%
Quanta Services, Inc.	17,099	1,504,370

Machinery - 2.26%
Federal Signal Corp.	27,092	1,037,623

Professional Services - 4.41%
Exponent, Inc.	12,224	1,191,229
ManTech International Corp., Class A	9,516	827,416

		2,018,645

Trading Companies & Distributors - 0.87%
Watsco, Inc.	1,534	399,990

Total Industrials		12,453,112

Information Technology - 15.10%
IT Services - 4.40%
CSG Systems International, Inc.	22,931	1,029,373
Hackett Group, Inc.	11,437	187,452
TTEC Holdings, Inc.	7,943	797,874

		2,014,699

Semiconductors & Semiconductor Equipment - 7.48%
Brooks Automation, Inc.	6,261	511,211
CMC Materials, Inc.	5,418	957,848
Power Integrations, Inc.	15,067	1,227,659

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.81% (continued)
Information Technology - 15.10% (continued)
Semiconductors & Semiconductor Equipment - 7.48% (continued)
Universal Display Corp.	3,098	$733,514

		3,430,232

Software - 3.22%
Progress Software Corp.	33,519	1,476,847

Total Information Technology		6,921,778

Materials - 7.76%
Chemicals - 7.76%
Avient Corp.	17,785	840,697
Balchem Corp.	6,393	801,746
Scotts Miracle-Gro Co.	3,250	796,153
Stepan Co.	8,792	1,117,551

		3,556,147

Total Materials		3,556,147

Real Estate - 4.30%
Equity Real Estate Investment Trusts (REITs) - 4.30%
CoreSite Realty Corp.	3,809	456,509
Rexford Industrial Realty, Inc.	15,171	764,618
Terreno Realty Corp.	13,001	751,068

		1,972,195

Total Real Estate		1,972,195

Utilities - 2.24%
Gas Utilities - 2.24%
Chesapeake Utilities Corp.	8,834	1,025,451

Total Common Stocks (Cost $29,855,902)		45,284,820

SHORT-TERM INVESTMENTS 1.07% (Cost $490,176)
Investment Companies - 1.07%
American Beacon U.S. Government Money Market Select Fund, 0.01%B C	490,176	490,176

TOTAL INVESTMENTS - 99.88% (Cost $30,346,078)		45,774,996
OTHER ASSETS, NET OF LIABILITIES - 0.12%		56,055

TOTAL NET ASSETS - 100.00%		$45,831,051

Percentages are stated as a percent of net assets.

A	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

See accompanying notes

American Beacon Bahl & Gaynor Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

Long Futures Contracts Open on March 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	4	June 2021	$462,337	$444,500	$(17,837)

			$462,337	$444,500	$(17,837)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Bahl & Gaynor Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$45,284,820	$—	$—	$45,284,820
Short-Term Investments	490,176	—	—	490,176

Total Investments in Securities - Assets	$45,774,996	$—	$—	$45,774,996

Financial Derivative Instruments - Liabilities
Futures Contracts	$(17,837)	$—	$—	$(17,837)

Total Financial Derivative Instruments - Liabilities	$(17,837)	$—	$—	$(17,837)

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.52%
Communication Services - 11.65%
Entertainment - 4.39%
Activision Blizzard, Inc.	25,100	$2,334,300
Netflix, Inc.A	3,800	1,982,308
Roku, Inc.A	16,600	5,407,782

		9,724,390

Interactive Media & Services - 3.04%
Match Group, Inc.A	32,100	4,409,898
Pinterest, Inc., Class AA	31,600	2,339,348

		6,749,246

Media - 4.22%
Altice USA, Inc., Class AA	75,000	2,439,750
Discovery, Inc., Class AA	83,300	3,620,218
DISH Network Corp., Class AA	91,100	3,297,820

		9,357,788

Total Communication Services		25,831,424

Consumer Discretionary - 17.76%
Automobiles - 0.78%
Tesla, Inc.A	2,600	1,736,618

Diversified Consumer Services - 0.95%
Chegg, Inc.A	24,700	2,115,802

Internet & Direct Marketing Retail - 4.63%
Amazon.com, Inc.A	2,600	8,044,608
Etsy, Inc.A	11,000	2,218,370

		10,262,978

Multiline Retail - 2.35%
Dollar General Corp.	14,500	2,937,990
Target Corp.	11,500	2,277,805

		5,215,795

Specialty Retail - 6.26%
Best Buy Co., Inc.	26,600	3,053,946
Lowe’s Cos., Inc.	11,500	2,187,070
O’Reilly Automotive, Inc.A	4,400	2,231,900
TJX Cos., Inc.	36,000	2,381,400
Williams-Sonoma, Inc.	22,400	4,014,080

		13,868,396

Textiles, Apparel & Luxury Goods - 2.79%
Lululemon Athletica, Inc.A	12,800	3,925,888
NIKE, Inc., Class B	17,000	2,259,130

		6,185,018

Total Consumer Discretionary		39,384,607

Consumer Staples - 6.03%
Beverages - 2.65%
Monster Beverage Corp.A	52,700	4,800,443
PepsiCo, Inc.	7,600	1,075,020

		5,875,463

Food & Staples Retailing - 0.92%
Costco Wholesale Corp.	5,800	2,044,384

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.52% (continued)
Consumer Staples - 6.03% (continued)
Food Products - 1.45%
Campbell Soup Co.	21,400	$1,075,778
Kellogg Co.	33,600	2,127,962

		3,203,740

Household Products - 1.01%
Procter & Gamble Co.	16,500	2,234,595

Total Consumer Staples		13,358,182

Financials - 3.88%
Capital Markets - 2.07%
Ameriprise Financial, Inc.	13,000	3,021,850
Charles Schwab Corp.	24,257	1,581,071

		4,602,921

Consumer Finance - 0.93%
Synchrony Financial	50,600	2,057,396

Insurance - 0.88%
Allstate Corp.	17,000	1,953,300

Total Financials		8,613,617

Health Care - 11.14%
Biotechnology - 3.39%
AbbVie, Inc.	19,400	2,099,468
Biogen, Inc.A	10,100	2,825,475
Seagen, Inc.A	18,700	2,596,682

		7,521,625

Health Care Equipment & Supplies - 1.74%
Align Technology, Inc.A	2,700	1,462,131
Baxter International, Inc.	28,300	2,386,822

		3,848,953

Health Care Providers & Services - 3.22%
AmerisourceBergen Corp.	18,900	2,231,523
DaVita, Inc.A	23,200	2,500,264
HCA Healthcare, Inc.	12,800	2,410,752

		7,142,539

Life Sciences Tools & Services - 1.87%
Repligen Corp.A	10,300	2,002,423
Thermo Fisher Scientific, Inc.	4,700	2,144,986

		4,147,409

Pharmaceuticals - 0.92%
Bristol-Myers Squibb Co.	32,300	2,039,099

Total Health Care		24,699,625

Industrials - 3.15%
Commercial Services & Supplies - 1.39%
Rollins, Inc.	89,400	3,077,148

Electrical Equipment - 1.00%
Generac Holdings, Inc.A	6,800	2,226,660

Industrial Conglomerates - 0.76%
3M Co.	8,700	1,676,316

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.52% (continued)
Industrials - 3.15% (continued)
Total Industrials		$6,980,124

Information Technology - 40.26%
Communications Equipment - 0.94%
Ubiquiti, Inc.	6,800	2,085,437

Electronic Equipment, Instruments & Components - 0.88%
CDW Corp.	11,800	1,955,850

IT Services - 2.41%
Jack Henry & Associates, Inc.	10,600	1,608,232
Mastercard, Inc., Class A	7,600	2,705,980
Okta, Inc.A	4,700	1,036,021

		5,350,233

Semiconductors & Semiconductor Equipment - 10.13%
Advanced Micro Devices, Inc.A	53,700	4,215,450
Applied Materials, Inc.	31,500	4,208,400
Lam Research Corp.	6,200	3,690,488
NVIDIA Corp.	7,400	3,951,082
QUALCOMM, Inc.	16,100	2,134,699
Teradyne, Inc.	17,000	2,068,560
Universal Display Corp.	9,200	2,178,284

		22,446,963

Software - 19.90%
Cadence Design Systems, Inc.A	35,500	4,863,145
Coupa Software, Inc.A	9,700	2,468,456
DocuSign, Inc.A	4,100	830,045
Fair Isaac Corp.A	4,700	2,284,435
Fortinet, Inc.A	16,600	3,061,372
HubSpot, Inc.A	11,000	4,996,310
Microsoft Corp.	30,100	7,096,677
Oracle Corp.	45,700	3,206,769
Palo Alto Networks, Inc.A	6,300	2,028,978
salesforce.com, Inc.A	8,300	1,758,521
ServiceNow, Inc.A	8,000	4,000,880
Workday, Inc., Class AA	16,100	3,999,723
Zendesk, Inc.A	26,600	3,527,692

		44,123,003

Technology Hardware, Storage & Peripherals - 6.00%
Apple, Inc.	78,400	9,576,560
HP, Inc.	117,500	3,730,625

		13,307,185

Total Information Technology		89,268,671

Materials - 0.98%
Containers & Packaging - 0.98%
Crown Holdings, Inc.	22,300	2,163,992

Real Estate - 3.67%
Equity Real Estate Investment Trusts (REITs) - 3.67%
American Homes 4 Rent, Class A	35,500	1,183,570
American Tower Corp.	9,900	2,366,694
Crown Castle International Corp.	19,100	3,287,683

See accompanying notes

American Beacon Bridgeway Large Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 98.52% (continued)
Real Estate - 3.67% (continued)
Equity Real Estate Investment Trusts (REITs) - 3.67% (continued)
Equinix, Inc.	1,900	$1,291,221

		8,129,168

Total Real Estate		8,129,168

Total Common Stocks (Cost $151,359,173)		218,429,410

SHORT-TERM INVESTMENTS - 2.35% (Cost $5,218,376)
Investment Companies - 2.35%
American Beacon U.S. Government Money Market Select Fund, 0.01%B C	5,218,376	5,218,376

TOTAL INVESTMENTS - 100.87% (Cost $156,577,549)		223,647,786
LIABILITIES, NET OF OTHER ASSETS - (0.87%)		(1,930,061)

TOTAL NET ASSETS - 100.00%		$221,717,725

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	The Fund is affiliated by having the same investment advisor.
C	7-day yield.

Long Futures Contracts Open on March 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	26	June 2021	$5,111,102	$5,157,620	$46,518

			$5,111,102	$5,157,620	$46,518

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Bridgeway Large Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$218,429,410	$—	$—	$218,429,410
Short-Term Investments	5,218,376	—	—	5,218,376

Total Investments in Securities – Assets	$223,647,786	$—	$—	$223,647,786

Financial Derivative Instruments – Assets
Futures Contracts	$46,518	$—	$—	$46,518

Total Financial Derivative Instruments – Assets	$46,518	$—	$—	$46,518

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.34%
Communication Services - 9.50%
Diversified Telecommunication Services - 3.07%
AT&T, Inc.	338,000	$10,231,260
Lumen Technologies, Inc.	712,300	9,509,205
Verizon Communications, Inc.	157,400	9,152,810

		28,893,275

Entertainment - 1.22%
Activision Blizzard, Inc.	123,600	11,494,800

Interactive Media & Services - 1.47%
Pinterest, Inc., Class AA	100,900	7,469,627
Zillow Group, Inc., Class CA	48,700	6,313,468

		13,783,095

Media - 3.74%
Discovery, Inc., Class AA	173,200	7,527,272
DISH Network Corp., Class AA	251,200	9,093,440
Fox Corp., Class A	269,500	9,731,645
Sirius XM Holdings, Inc.B	1,437,100	8,751,939

		35,104,296

Total Communication Services		89,275,466

Consumer Discretionary - 5.41%
Automobiles - 1.43%
General Motors Co.	233,080	13,392,777

Household Durables - 0.98%
PulteGroup, Inc.	175,600	9,208,464

Internet & Direct Marketing Retail - 0.92%
eBay, Inc.	141,400	8,659,336

Multiline Retail - 1.25%
Target Corp.	59,400	11,765,358

Specialty Retail - 0.83%
Best Buy Co., Inc.	67,700	7,772,637

Total Consumer Discretionary		50,798,572

Consumer Staples - 9.42%
Beverages - 1.04%
PepsiCo, Inc.	69,000	9,760,050

Food & Staples Retailing - 3.22%
Costco Wholesale Corp.	25,600	9,023,488
Walgreens Boots Alliance, Inc.	205,600	11,287,440
Walmart, Inc.	73,500	9,983,505

		30,294,433

Food Products - 2.60%
Hormel Foods Corp.	164,300	7,850,254
JM Smucker Co.	52,966	6,701,788
Mondelez International, Inc., Class A	168,900	9,885,717

		24,437,759

Household Products - 2.56%
Clorox Co.	33,200	6,403,616

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.34% (continued)
Consumer Staples - 9.42% (continued)
Household Products - 2.56% (continued)
Colgate-Palmolive Co.	105,900	$8,348,097
Procter & Gamble Co.	68,600	9,290,498

		24,042,211

Total Consumer Staples		88,534,453

Energy - 5.14%
Oil, Gas & Consumable Fuels - 5.14%
ConocoPhillips	190,200	10,074,894
Exxon Mobil Corp.	170,800	9,535,764
Marathon Petroleum Corp.	223,300	11,944,317
ONEOK, Inc.	161,800	8,196,788
Phillips 66	104,300	8,504,622

		48,256,385

Total Energy		48,256,385

Financials - 20.25%
Banks - 8.86%
Bank of America Corp.	308,700	11,943,603
Citigroup, Inc.	176,900	12,869,475
Huntington Bancshares, Inc.	603,100	9,480,732
JPMorgan Chase & Co.	72,700	11,067,121
KeyCorp	400,500	8,001,990
Regions Financial Corp.	502,600	10,383,716
US Bancorp	183,700	10,160,447
Wells Fargo & Co.	239,500	9,357,265

		83,264,349

Capital Markets - 3.66%
Ameriprise Financial, Inc.	53,300	12,389,585
Bank of New York Mellon Corp.	218,300	10,323,407
Morgan Stanley	150,400	11,680,064

		34,393,056

Consumer Finance - 3.04%
Ally Financial, Inc.	225,400	10,190,334
Capital One Financial Corp.	49,700	6,323,331
Synchrony Financial	295,700	12,023,162

		28,536,827

Insurance - 4.69%
Aflac, Inc.	170,600	8,731,308
Allstate Corp.	76,445	8,783,530
American Financial Group, Inc.	54,300	6,195,630
MetLife, Inc.	194,600	11,829,734
Principal Financial Group, Inc.	141,600	8,490,336

		44,030,538

Total Financials		190,224,770

Health Care - 11.99%
Biotechnology - 1.26%
Biogen, Inc.A	42,400	11,861,400

Health Care Equipment & Supplies - 1.74%
Abbott Laboratories	69,000	8,268,960

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.34% (continued)
Health Care - 11.99% (continued)
Health Care Equipment & Supplies - 1.74% (continued)
Baxter International, Inc.	95,800	$8,079,772

		16,348,732

Health Care Providers & Services - 4.78%
AmerisourceBergen Corp.	73,700	8,701,759
Cigna Corp.	34,600	8,364,204
DaVita, Inc.A	82,100	8,847,917
HCA Healthcare, Inc.	53,700	10,113,858
McKesson Corp.	45,500	8,874,320

		44,902,058

Health Care Technology - 0.78%
Teladoc Health, Inc.A B	40,200	7,306,350

Life Sciences Tools & Services - 0.70%
Mettler-Toledo International, Inc.A	5,700	6,587,433

Pharmaceuticals - 2.73%
Bristol-Myers Squibb Co.	139,000	8,775,070
Merck & Co., Inc.	125,200	9,651,668
Viatris, Inc.A	515,471	7,201,130

		25,627,868

Total Health Care		112,633,841

Industrials - 11.18%
Aerospace & Defense - 0.92%
L3Harris Technologies, Inc.	42,800	8,674,704

Air Freight & Logistics - 1.02%
FedEx Corp.	33,900	9,628,956

Airlines - 0.95%
Delta Air Lines, Inc.	185,600	8,960,768

Building Products - 1.90%
Johnson Controls International PLC	175,900	10,495,953
Masco Corp.	122,400	7,331,760

		17,827,713

Commercial Services & Supplies - 0.74%
Rollins, Inc.	201,550	6,937,351

Electrical Equipment - 0.66%
AMETEK, Inc.	48,400	6,182,132

Machinery - 2.35%
Caterpillar, Inc.	26,500	6,144,555
Cummins, Inc.	30,200	7,825,122
Fortive Corp.	114,200	8,067,088

		22,036,765

Professional Services - 0.87%
IHS Markit Ltd.	84,400	8,168,232

Trading Companies & Distributors - 1.77%
Fastenal Co.	176,200	8,859,336

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.34% (continued)
Industrials - 11.18% (continued)
Trading Companies & Distributors - 1.77% (continued)
Watsco, Inc.	29,700	$7,744,275

		16,603,611

Total Industrials		105,020,232

Information Technology - 8.35%
Communications Equipment - 0.60%
Ubiquiti, Inc.	18,900	5,637,870

IT Services - 1.62%
Jack Henry & Associates, Inc.	43,000	6,523,960
Paychex, Inc.	88,700	8,694,374

		15,218,334

Semiconductors & Semiconductor Equipment - 1.94%
Advanced Micro Devices, Inc.A	106,300	8,344,550
Intel Corp.	154,600	9,894,400

		18,238,950

Software - 1.82%
Autodesk, Inc.A	19,700	5,459,855
Oracle Corp.	165,100	11,585,067

		17,044,922

Technology Hardware, Storage & Peripherals - 2.37%
HP, Inc.	410,100	13,020,675
NetApp, Inc.	127,600	9,272,692

		22,293,367

Total Information Technology		78,433,443

Materials - 3.99%
Chemicals - 2.18%
CF Industries Holdings, Inc.	115,441	5,238,712
DuPont de Nemours, Inc.	83,200	6,429,696
LyondellBasell Industries N.V., Class A	85,000	8,844,250

		20,512,658

Containers & Packaging - 0.93%
WestRock Co.	166,800	8,681,940

Metals & Mining - 0.88%
Freeport-McMoRan, Inc.A	251,400	8,278,602

Total Materials		37,473,200

Real Estate - 2.87%
Equity Real Estate Investment Trusts (REITs) - 2.87%
American Homes 4 Rent, Class A	279,800	9,328,532
Crown Castle International Corp.	53,200	9,157,316
Realty Income Corp.	133,800	8,496,300

		26,982,148

Total Real Estate		26,982,148

Utilities - 3.24%
Electric Utilities - 1.45%
NRG Energy, Inc.	202,200	7,629,006

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 91.34% (continued)
Utilities - 3.24% (continued)
Electric Utilities - 1.45% (continued)
PG&E Corp.A	511,600	$5,990,836

		13,619,842

Independent Power & Renewable Electricity Producers - 0.76%
Vistra Corp.	404,800	7,156,864

Multi-Utilities - 1.03%
Sempra Energy	72,800	9,651,824

Total Utilities		30,428,530

Total Common Stocks (Cost $710,255,881)		858,061,040

SHORT-TERM INVESTMENTS - 8.33% (Cost $78,231,054)
Investment Companies - 8.33%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	78,231,054	78,231,054

TOTAL INVESTMENTS - 99.67% (Cost $788,486,935)		936,292,094
OTHER ASSETS, NET OF LIABILITIES - 0.33%		3,086,810

TOTAL NET ASSETS - 100.00%		$939,378,904

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

Long Futures Contracts Open on March 31, 2021:

Equity Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index Futures	379	June 2021	$74,525,386	$75,182,230	$656,844

			$74,525,386	$75,182,230	$656,844

Index Abbreviations:

S&P 500	S&P 500 Index - U.S. Equity Large-Cap Index.

See accompanying notes

American Beacon Bridgeway Large Cap Value FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Bridgeway Large Cap Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$858,061,040	$—	$—	$858,061,040
Short-Term Investments	78,231,054	—	—	78,231,054

Total Investments in Securities - Assets	$936,292,094	$—	$—	$936,292,094

Financial Derivative Instruments - Assets
Futures Contracts	$656,844	$—	$—	$656,844

Total Financial Derivative Instruments - Assets	$656,844	$—	$—	$656,844

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.72%
Communication Services - 10.43%
Entertainment - 7.50%
Electronic Arts, Inc.	71,475	$9,675,571
Live Nation Entertainment, Inc.A	118,246	10,009,524
Roku, Inc.A	27,632	9,001,676
Spotify Technology S.A.A	34,078	9,131,200
Take-Two Interactive Software, Inc.A	56,651	10,010,232
Warner Music Group Corp., Class A	118,749	4,076,653

		51,904,856

Interactive Media & Services - 2.93%
IAC/InterActiveCorpA	44,614	9,650,455
Match Group, Inc.A	77,569	10,656,429

		20,306,884

Total Communication Services		72,211,740

Consumer Discretionary - 12.71%
Distributors - 0.68%
Pool Corp.	13,546	4,676,621

Diversified Consumer Services - 1.60%
Bright Horizons Family Solutions, Inc.A	44,470	7,624,381
Chegg, Inc.A	40,759	3,491,416

		11,115,797

Hotels, Restaurants & Leisure - 1.24%
Domino’s Pizza, Inc.	23,314	8,574,656

Household Durables - 0.94%
Garmin Ltd.	49,275	6,496,909

Internet & Direct Marketing Retail - 0.70%
MercadoLibre, Inc.A	3,301	4,859,534

Multiline Retail - 1.92%
Dollar Tree, Inc.A	76,525	8,759,052
Ollie’s Bargain Outlet Holdings, Inc.A	52,160	4,537,920

		13,296,972

Specialty Retail - 4.04%
Burlington Stores, Inc.A	28,633	8,555,540
Floor & Decor Holdings, Inc., Class AA	36,441	3,479,387
Ross Stores, Inc.	66,645	7,991,402
Ulta Beauty, Inc.A	25,744	7,959,273

		27,985,602

Textiles, Apparel & Luxury Goods - 1.59%
Lululemon Athletica, Inc.A	20,846	6,393,677
Ralph Lauren Corp.	37,485	4,616,652

		11,010,329

Total Consumer Discretionary		88,016,420

Consumer Staples - 2.03%
Beverages - 2.03%
Brown-Forman Corp., Class B	74,213	5,118,470

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.72% (continued)
Consumer Staples - 2.03% (continued)
Beverages - 2.03% (continued)
Monster Beverage Corp.A	98,330	$8,956,880

		14,075,350

Total Consumer Staples		14,075,350

Energy - 1.19%
Oil, Gas & Consumable Fuels - 1.19%
Cabot Oil & Gas Corp.	168,008	3,155,190
Pioneer Natural Resources Co.	32,161	5,107,810

		8,263,000

Total Energy		8,263,000

Financials - 6.05%
Banks - 1.68%
SVB Financial GroupA	23,575	11,638,034

Capital Markets - 3.28%
MarketAxess Holdings, Inc.	21,167	10,539,473
Tradeweb Markets, Inc., Class A	164,392	12,165,008

		22,704,481

Consumer Finance - 1.09%
PROG Holdings, Inc.	174,357	7,547,915

Total Financials		41,890,430

Health Care - 19.87%
Biotechnology - 1.31%
Alexion Pharmaceuticals, Inc.A	27,850	4,258,543
Exelixis, Inc.A	211,571	4,779,389

		9,037,932

Health Care Equipment & Supplies - 9.41%
ABIOMED, Inc.A	15,703	5,005,017
Align Technology, Inc.A	13,304	7,204,515
DexCom, Inc.A	28,264	10,157,799
Hologic, Inc.A	91,973	6,840,952
IDEXX Laboratories, Inc.A	29,284	14,328,954
Insulet Corp.A	20,898	5,452,706
Intuitive Surgical, Inc.A	4,556	3,366,611
ResMed, Inc.	50,183	9,736,506
Tandem Diabetes Care, Inc.A	35,046	3,092,809

		65,185,869

Health Care Providers & Services - 1.29%
Acadia Healthcare Co., Inc.A	89,400	5,108,316
Henry Schein, Inc.A	55,553	3,846,490

		8,954,806

Health Care Technology - 2.17%
Cerner Corp.	75,223	5,407,029
Teladoc Health, Inc.A B	11,632	2,114,116
Veeva Systems, Inc., Class AA	28,762	7,513,785

		15,034,930

Life Sciences Tools & Services - 5.10%
Bio-Techne Corp.	20,018	7,645,475
ICON PLCA	40,287	7,911,158
Illumina, Inc.A	17,358	6,666,514

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.72% (continued)
Health Care - 19.87% (continued)
Life Sciences Tools & Services - 5.10% (continued)
PPD, Inc.A	95,722	$3,622,121
PRA Health Sciences, Inc.A	47,165	7,231,809
Repligen Corp.A	11,630	2,260,988

		35,338,065

Pharmaceuticals - 0.59%
Pacira BioSciences, Inc.A	58,484	4,099,143

Total Health Care		137,650,745

Industrials - 11.56%
Aerospace & Defense - 2.30%
HEICO Corp., Class A	46,350	5,265,360
L3Harris Technologies, Inc.	31,158	6,315,103
Mercury Systems, Inc.A	61,267	4,328,514

		15,908,977

Air Freight & Logistics - 0.64%
CH Robinson Worldwide, Inc.	46,588	4,445,893

Commercial Services & Supplies - 1.48%
Copart, Inc.A	94,544	10,268,424

Electrical Equipment - 1.02%
Rockwell Automation, Inc.	26,602	7,061,235

Industrial Conglomerates - 0.77%
Roper Technologies, Inc.	13,169	5,311,584

Professional Services - 3.66%
CoStar Group, Inc.A	8,522	7,004,147
IHS Markit Ltd.	72,461	7,012,775
Verisk Analytics, Inc.	64,255	11,353,216

		25,370,138

Road & Rail - 0.90%
JB Hunt Transport Services, Inc.	37,109	6,236,910

Trading Companies & Distributors - 0.79%
Fastenal Co.	108,654	5,463,123

Total Industrials		80,066,284

Information Technology - 32.88%
Communications Equipment - 0.82%
Ciena Corp.A	103,371	5,656,461

Electronic Equipment, Instruments & Components - 3.87%
Cognex Corp.	90,462	7,507,441
IPG Photonics Corp.A	32,434	6,841,628
Keysight Technologies, Inc.A	49,028	7,030,615
National Instruments Corp.	125,765	5,431,162

		26,810,846

IT Services - 4.34%
Global Payments, Inc.	48,792	9,835,491
Shopify, Inc., Class AA	3,575	3,955,738
Square, Inc., Class AA	13,706	3,111,947
WEX, Inc.A	40,422	8,457,091

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 96.72% (continued)
Information Technology - 32.88% (continued)
IT Services - 4.34% (continued)
Wix.com Ltd.A	16,845	$4,703,461

		30,063,728

Semiconductors & Semiconductor Equipment - 4.85%
KLA Corp.	13,738	4,539,035
Microchip Technology, Inc.	83,783	13,004,797
NXP Semiconductors N.V.	38,513	7,754,208
Xilinx, Inc.	67,287	8,336,859

		33,634,899

Software - 19.00%
ANSYS, Inc.A	18,114	6,150,790
Aspen Technology, Inc.A	44,339	6,399,448
Autodesk, Inc.A	41,065	11,381,165
Cadence Design Systems, Inc.A	118,913	16,289,892
Coupa Software, Inc.A	8,728	2,221,102
DocuSign, Inc.A	44,485	9,005,988
Dropbox, Inc., Class AA	177,723	4,738,095
Envestnet, Inc.A	90,567	6,541,655
FireEye, Inc.A	303,011	5,929,925
Five9, Inc.A	20,377	3,185,536
Fortinet, Inc.A	39,653	7,312,806
Guidewire Software, Inc.A	16,039	1,630,044
Manhattan Associates, Inc.A	50,416	5,917,830
Palo Alto Networks, Inc.A	24,456	7,876,299
Proofpoint, Inc.A	46,735	5,878,796
PTC, Inc.A	57,269	7,883,078
RingCentral, Inc., Class AA	29,530	8,796,396
Splunk, Inc.A	37,615	5,096,080
Tyler Technologies, Inc.A	16,851	7,153,755
Unity Software, Inc.A B	22,042	2,211,033

		131,599,713

Total Information Technology		227,765,647

Total Common Stocks (Cost $470,632,094)		669,939,616

SHORT-TERM INVESTMENTS - 3.26% (Cost $22,547,697)
Investment Companies - 3.26%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	22,547,697	22,547,697

SECURITIES LENDING COLLATERAL - 0.30% (Cost $2,072,961)
Investment Companies - 0.30%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	2,072,961	2,072,961

TOTAL INVESTMENTS - 100.28% (Cost $495,252,752)		694,560,274
LIABILITIES, NET OF OTHER ASSETS - (0.28%)		(1,924,466)

TOTAL NET ASSETS - 100.00%		$692,635,808

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Mid-Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Stephens Mid-Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$669,939,616	$—	$—	$669,939,616
Short-Term Investments	22,547,697	—	—	22,547,697
Securities Lending Collateral	2,072,961	—	—	2,072,961

Total Investments in Securities - Assets	$694,560,274	$—	$—	$694,560,274

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.63%
Communication Services - 2.49%
Entertainment - 0.98%
Live Nation Entertainment, Inc.A	17,189	$1,455,049
Take-Two Interactive Software, Inc.A	14,585	2,577,169

		4,032,218

Interactive Media & Services - 1.11%
Angi, Inc., Class AA	349,469	4,543,097

Wireless Telecommunication Services - 0.40%
Boingo Wireless, Inc.A	117,428	1,652,212

Total Communication Services		10,227,527

Consumer Discretionary - 12.82%
Auto Components - 1.35%
Fox Factory Holding Corp.A	43,808	5,566,244

Diversified Consumer Services - 3.01%
Bright Horizons Family Solutions, Inc.A	24,534	4,206,354
Chegg, Inc.A	95,198	8,154,661

		12,361,015

Hotels, Restaurants & Leisure - 3.47%
Chuy’s Holdings, Inc.A	72,470	3,211,870
Papa John’s International, Inc.	61,907	5,487,437
Wingstop, Inc.	43,587	5,542,959

		14,242,266

Internet & Direct Marketing Retail - 1.25%
Revolve Group, Inc.A	114,375	5,138,869

Leisure Products - 0.93%
YETI Holdings, Inc.A	52,717	3,806,695

Multiline Retail - 0.76%
Ollie’s Bargain Outlet Holdings, Inc.A	35,910	3,124,170

Specialty Retail - 2.05%
Floor & Decor Holdings, Inc., Class AA	51,239	4,892,300
Leslie’s, Inc.A	144,889	3,548,331

		8,440,631

Total Consumer Discretionary		52,679,890

Consumer Staples - 4.74%
Beverages - 1.35%
MGP Ingredients, Inc.	93,980	5,558,917

Food & Staples Retailing - 0.45%
Chefs’ Warehouse, Inc.A	60,354	1,838,383

Food Products - 2.94%
Calavo Growers, Inc.	60,913	4,729,285
Limoneira Co.	150,863	2,640,103
Mission Produce, Inc.A	246,841	4,692,447

		12,061,835

Total Consumer Staples		19,459,135

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.63% (continued)
Energy - 0.69%
Oil, Gas & Consumable Fuels - 0.69%
Viper Energy Partners LP	194,721	$2,835,138

Financials - 6.87%
Banks - 0.89%
Silvergate Capital Corp., Class AA	25,872	3,678,222

Capital Markets - 2.41%
MarketAxess Holdings, Inc.	7,546	3,757,304
Open Lending Corp., Class AA	48,762	1,727,150
Piper Sandler Cos.	40,128	4,400,035

		9,884,489

Consumer Finance - 2.79%
Encore Capital Group, Inc.A	50,853	2,045,816
PRA Group, Inc.A	106,126	3,934,091
PROG Holdings, Inc.	126,502	5,476,272

		11,456,179

Insurance - 0.78%
Palomar Holdings, Inc.A	47,967	3,215,708

Total Financials		28,234,598

Health Care - 20.43%
Biotechnology - 2.71%
Exelixis, Inc.A	148,302	3,350,142
Halozyme Therapeutics, Inc.A	78,826	3,286,256
Ligand Pharmaceuticals, Inc.A	29,596	4,511,910

		11,148,308

Health Care Equipment & Supplies - 4.37%
Insulet Corp.A	18,434	4,809,799
iRhythm Technologies, Inc.A	14,388	1,997,918
Neogen Corp.A	47,440	4,216,942
NuVasive, Inc.A	50,856	3,334,119
Tandem Diabetes Care, Inc.A	40,657	3,587,980

		17,946,758

Health Care Providers & Services - 2.19%
Acadia Healthcare Co., Inc.A	105,005	5,999,986
HealthEquity, Inc.A	44,081	2,997,508

		8,997,494

Health Care Technology - 2.82%
HealthStream, Inc.A	86,621	1,935,113
Omnicell, Inc.A	53,263	6,917,266
Schrodinger, Inc.A	36,060	2,751,017

		11,603,396

Life Sciences Tools & Services - 6.54%
Bio-Techne Corp.	12,991	4,961,653
ICON PLCA	37,571	7,377,817
PRA Health Sciences, Inc.A	39,240	6,016,669
Repligen Corp.A	43,831	8,521,185

		26,877,324

Pharmaceuticals - 1.80%
Pacira BioSciences, Inc.A	65,832	4,614,165

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.63% (continued)
Health Care - 20.43% (continued)
Pharmaceuticals - 1.80% (continued)
Supernus Pharmaceuticals, Inc.A	105,739	$2,768,247

		7,382,412

Total Health Care		83,955,692

Industrials - 19.80%
Aerospace & Defense - 6.84%
AeroVironment, Inc.A	67,641	7,850,414
Axon Enterprise, Inc.A	36,649	5,219,550
HEICO Corp., Class A	32,526	3,694,954
Kratos Defense & Security Solutions, Inc.A	222,174	6,060,907
Mercury Systems, Inc.A	74,735	5,280,028

		28,105,853

Air Freight & Logistics - 1.91%
Echo Global Logistics, Inc.A	116,115	3,647,172
Hub Group, Inc., Class AA	62,436	4,200,694

		7,847,866

Building Products - 2.29%
AZEK Co., Inc.A	86,783	3,649,225
Trex Co., Inc.A	63,080	5,774,343

		9,423,568

Commercial Services & Supplies - 1.10%
Montrose Environmental Group, Inc.A	89,556	4,494,816

Construction & Engineering - 0.63%
Ameresco, Inc., Class AA	53,518	2,602,580

Machinery - 4.75%
Kornit Digital Ltd.A	92,213	9,140,153
Lindsay Corp.	21,495	3,581,497
Proto Labs, Inc.A	25,500	3,104,625
RBC Bearings, Inc.A	18,746	3,688,650

		19,514,925

Professional Services - 0.33%
ICF International, Inc.	15,326	1,339,493

Trading Companies & Distributors - 1.95%
SiteOne Landscape Supply, Inc.A	46,922	8,011,462

Total Industrials		81,340,563

Information Technology - 30.87%
Electronic Equipment, Instruments & Components - 3.12%
Cognex Corp.	45,492	3,775,381
National Instruments Corp.	84,315	3,641,144
nLight, Inc.A	166,668	5,400,043

		12,816,568

IT Services - 5.24%
Globant S.A.A	34,863	7,237,907
MAXIMUS, Inc.	52,525	4,676,826
NIC, Inc.	30,150	1,022,990
Repay Holdings Corp.A	154,902	3,637,099

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 99.63% (continued)
Information Technology - 30.87% (continued)
IT Services - 5.24% (continued)
WEX, Inc.A	23,614	$4,940,521

		21,515,343

Semiconductors & Semiconductor Equipment - 4.34%
Inphi Corp.A	5,963	1,063,859
Onto Innovation, Inc.A	34,191	2,246,690
Power Integrations, Inc.	50,956	4,151,895
Semtech Corp.A	81,221	5,604,249
Silicon Laboratories, Inc.A	33,657	4,747,993

		17,814,686

Software - 18.17%
8x8, Inc.A	121,741	3,949,278
Aspen Technology, Inc.A	22,883	3,302,703
CyberArk Software Ltd.A	23,283	3,011,423
Envestnet, Inc.A	82,054	5,926,760
FireEye, Inc.A	251,250	4,916,962
Five9, Inc.A	50,316	7,865,900
GTY Technology Holdings, Inc.A B	198,515	1,268,511
Guidewire Software, Inc.A	14,583	1,482,070
Manhattan Associates, Inc.A	59,368	6,968,616
Mimecast Ltd.A	44,776	1,800,443
Proofpoint, Inc.A	39,628	4,984,806
PROS Holdings, Inc.A	94,661	4,023,093
Q2 Holdings, Inc.A	42,058	4,214,212
Qualys, Inc.A	34,878	3,654,517
Rapid7, Inc.A	47,437	3,539,275
SPS Commerce, Inc.A	55,478	5,509,520
Tyler Technologies, Inc.A	7,337	3,114,777
Varonis Systems, Inc.A	100,179	5,143,190

		74,676,056

Total Information Technology		126,822,653

Materials - 0.92%
Chemicals - 0.92%
Balchem Corp.	30,328	3,803,435

Total Common Stocks (Cost $194,567,948)		409,358,631

SHORT-TERM INVESTMENTS - 0.38% (Cost $1,579,712)
Investment Companies - 0.38%
American Beacon U.S. Government Money Market Select Fund, 0.01%C D	1,579,712	1,579,712

TOTAL INVESTMENTS - 100.01% (Cost $196,147,660)		410,938,343
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(58,470)

TOTAL NET ASSETS - 100.00%		$410,879,873

Percentages are stated as a percent of net assets.

A	Non-income producing security.
B	All or a portion of this security is on loan, collateralized by either cash and/or U.S. Treasuries, at March 31, 2021.
C	The Fund is affiliated by having the same investment advisor.
D	7-day yield.

LP - Limited Partnership.

PLC - Public Limited Company.

See accompanying notes

American Beacon Stephens Small Cap Growth FundSM

Schedule of Investments

March 31, 2021 (Unaudited)

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of March 31, 2021, the investments were classified as described below:

Stephens Small Cap Growth Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$409,358,631	$—	$—	$409,358,631
Short-Term Investments	1,579,712	—	—	1,579,712

Total Investments in Securities - Assets	$410,938,343	$—	$—	$410,938,343

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended March 31, 2021, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

Organization

American Beacon Funds (the “Trust”) is organized as a Massachusetts business trust. As of March 31, 2021, the Trust consists of twenty-eight active series, eight of which are presented in this filing: American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund, American Beacon AHL TargetRisk Core Fund, American Beacon Bahl & Gaynor Small Cap Growth Fund, American Beacon Bridgeway Large Cap Growth Fund, American Beacon Bridgeway Large Cap Value Fund, American Beacon Stephens Mid-Cap Growth Fund, and American Beacon Stephens Small Cap Growth Fund (collectively the “Funds” and each individually a “Fund”). The Funds, each a series within the Trust, are registered under the Investment Company Act of 1940, as amended (the “Act”), as diversified, open-end management investment companies except for the American Beacon AHL Managed Futures Strategy Fund, American Beacon AHL TargetRisk Fund and American Beacon AHL TargetRisk Core Fund which are registered as non-diversified. The remaining twenty active series are reported in separate filings.

American Beacon Advisors, Inc. (the “Manager”) is a Delaware corporation and a wholly-owned subsidiary of Resolute Investment Managers, Inc. (“RIM”) organized in 1986 to provide business management, advisory, administrative, and asset management consulting services to the Trust and other investors. The Manager is registered as an investment advisor under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). RIM is, in turn, a wholly-owned subsidiary of Resolute Acquisition, Inc., which is a wholly-owned subsidiary of Resolute Topco, Inc., a wholly-owned subsidiary of Resolute Investment Holdings, LLC (“RIH”). RIH is owned primarily by Kelso Investment Associates VIII, L.P., KEP VI, LLC and Estancia Capital Partners L.P., investment funds affiliated with Kelso & Company, L.P. (“Kelso”) or Estancia Capital Management, LLC (“Estancia”), which are private equity firms.

Recently Adopted Accounting Pronouncements

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, which provides optional expedients and exceptions for contracts, hedging relationships and other transactions affected by the transitioning away from the London Interbank Offered Rate (“LIBOR”) and other reference rates that are expected to be discontinued. The amendments in this Update are effective for all entities as of March 12, 2020 through December 31, 2022. At this time, management is evaluating the implications of these changes on the financial statements.

Consolidation of Subsidiaries

The Schedules of Investments of the AHL Managed Futures Strategy Fund and the AHL TargetRisk Fund are consolidated to include the accounts of the American Beacon Cayman Managed Futures Strategy Fund, Ltd. and American Beacon Cayman TargetRisk Company, Ltd., respectively, each of which are wholly-owned and controlled subsidiaries (the “Subsidiaries”) of the Funds. All intercompany accounts and transactions have been eliminated in consolidation for the Funds.

For Federal tax purposes, taxable income for each Fund and its Subsidiary are calculated separately. The Subsidiaries are classified as controlled foreign corporations under the Internal Revenue Code of 1986 (the “Code”) and each Subsidiary’s taxable income is included in the calculation of the applicable Fund’s taxable income. Net losses of the Subsidiaries are not deductible by the Funds either in the current period or future periods. The Subsidiaries have a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

Each Fund may invest up to 25% of its total assets in its Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies. The Funds expect to

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

achieve a significant portion of their exposure to commodities and commodities-related investments through investment in the Subsidiaries. Unlike the Funds, the Subsidiaries may invest without limitation in commodities and commodities-related investments.

Fund	Inception Date of Subsidiary	Subsidiary Net Assets at March 31, 2021	% of Total Net Assets of the CFC Fund at March 31, 2021
American Beacon Cayman Managed Futures Strategy Fund, Ltd.	August 19, 2014	$344,824,958	23.7%
American Beacon Cayman TargetRisk Company, Ltd.	December 31, 2018	181,950,698	21.9%

CFTC Regulation

On August 13, 2013, the Commodity Futures Trading Commission (“CFTC”) adopted rules to harmonize conflicting United States Securities and Exchange Commission (the “SEC’’) and CFTC disclosure, reporting and recordkeeping requirements for registered investment companies that do not meet an exemption from the definition of commodity pool. The harmonization rules provide that the CFTC will accept the SEC’s disclosure, reporting, and recordkeeping regime as substituted compliance for substantially all of the otherwise applicable CFTC regulations as long as such investment companies meet the applicable SEC requirements.

The Funds are commodity pools, as defined in the regulation of the CFTC and operated by the Manager, a commodity pool operator regulated by the CFTC.

Significant Accounting Policies

The following is a summary of significant accounting policies, consistently followed by the Funds in preparation of the financial statements. The Funds are considered investment companies and accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946, Financial Services – Investment Companies, a part of the Generally Accepted Accounting Principles (“U.S. GAAP”).

Security Valuation and Fair Value Measurements

The price of the Fund’s shares is based on its net asset value (“NAV”) per share. The Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of the Fund’s shares is determined based on a pro rata allocation of the Fund’s investment income, expenses and total capital gains and losses. The Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, the Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Fund does not price its shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when the Fund is not open for business, which may result in the value of the Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Securities may be valued at fair value, as determined in good faith and pursuant to procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by the Fund occurs after the close of a related exchange but before the determination of the Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded and less liquid than the securities of larger-capitalization companies. The Fund may fair value securities as a result of significant events occurring after the close of the foreign markets in which the Fund invests as described below. In addition, the Fund may invest in illiquid securities requiring these procedures.

The Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all its portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Board, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Valuation Committee, established by the Board, may also fair value securities in other situations, such as when a particular foreign market is closed but the Fund is open. The Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

the Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust the Fund’s fair valuation procedures.

Securities for which the market prices are not readily available or are not reflective of the fair value of the security, as determined by the Manager, will be priced at fair value following procedures approved by the Board.

Other investments for which the above valuation procedures are inappropriate or are deemed not to reflect fair value, are stated at fair value as determined in good faith by the Manager’s Valuation Committee, pursuant to procedures established by the Board.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities, and financial derivative instruments, such as futures contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer de listtails, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Securities Lending

The Funds may lend their securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Collateral is monitored and marked-to-market daily. Daily mark-to-market amounts are required to be paid to the borrower or received from the borrower by the end of the following business day. This one day settlement for mark-to-market amounts may result in the collateral being temporarily less than the value of the securities on loan or temporarily more than the required minimum collateral.

To the extent that a loan is collateralized by cash, such cash collateral shall be invested by the securities lending agent (the “Agent”) in money market mutual funds and other short-term investments, provided the investments meet certain quality and diversification requirements. Securities purchased with cash collateral proceeds are listed in the Funds’ Schedules of Investments.

Securities lending income is generated from the demand premium (if any) paid by the borrower to borrow a specific security and from the return on investment of cash collateral, reduced by negotiated rebate fees paid to the borrower and transaction costs. To the extent that a loan is secured by non-cash collateral, securities lending income is generated as a demand premium reduced by transaction costs. The Funds, the Agent, and the Manager retained 80%, 10%, and 10%, respectively, of the income generated from securities lending.

While securities are on loan, the Funds continue to receive certain income associated with that security and any gain or loss in the market price that may occur during the term of the loan. In the case of domestic equities, the value of any dividend is received in the form of a substitute payment approximately equal to the dividend. In the case of foreign securities, a negotiated amount is received that is less than the actual dividend, but higher than the dividend amount minus the foreign tax that the Funds would be subject to on the dividend.

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

Securities lending transactions pose certain risks to the Funds, including that the borrower may not provide additional collateral when required or return the securities when due, that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower, that non-cash collateral may be subject to legal constraints in the event of a borrower bankruptcy, and that the cash collateral investments could become illiquid and unable to be used to return collateral to the borrower. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the cash collateral available for return to the borrower and any action which impairs its ability to liquidate non-cash collateral to satisfy a borrower default.

As of March 31, 2021, the value of outstanding securities on loan and the value of collateral were as follows:

Fund	Market Value of Securities on Loan	Cash Collateral Received		Non-Cash Collateral Received	Total Collateral Received
Bahl & Gaynor Small Cap Growth	$30,102	$	—	$29,631	$29,631
Bridgeway Large Cap Value	15,255,375		—	15,340,149	15,340,149
Stephens Mid-Cap Growth	4,082,375		2,072,961	1,943,816	4,016,777
Stephens Small Cap Growth	4,677		—	4,392	4,392

Cash collateral is listed on the Funds’ Schedules of Investments.

Non-cash collateral received by the Funds may not be sold or re-pledged except to satisfy a borrower default. Therefore, non-cash collateral is not included on the Funds’ Schedules of Investments.

Federal Income and Excise Taxes

It is the policy of each Fund to qualify as a regulated investment company (“RIC”), by complying with all applicable provisions of Subchapter M of the Internal Revenue Code, as amended, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each Fund is treated as a single entity for the purpose of determining such qualification.

The Funds do not have any unrecorded tax liabilities. each of the three year period ended December 31, 2020 for AHL TargetRisk Fund, and the tax year ended December 31, 2020 for AHL TargetRisk Core Fund remain subject to examination by the Internal Revenue Service. For the remaining funds, each of the tax years in the four year period ended December 31, 2020 remain subject to examination by the Internal Revenue Service.

Cost of Investments for Federal Income Tax Purposes

As of March 31, 2021, the Funds’ cost of investments for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
AHL Managed Futures Strategy	$1,264,819,961	$113,569	$(465)	$113,104
AHL TargetRisk	745,297,965	245,919	(2,825,193)	(2,579,274)
AHL TargetRisk Core	9,498,713	868	—	868
Bahl & Gaynor Small Cap Growth	30,346,078	15,531,277	(102,359)	15,428,918
Bridgeway Large Cap Growth	156,577,549	68,866,137	(1,795,900)	67,070,237
Bridgeway Large Cap Value	788,486,935	161,230,958	(13,425,799)	147,805,159
Stephens Mid-Cap Growth	495,252,752	200,929,263	(1,621,741)	199,307,522
Stephens Small Cap Growth	196,147,660	218,572,053	(3,781,370)	214,790,683

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

March 31, 2021 (Unaudited)

Under the Regulated Investment Company Modernization Act of 2010 (“RIC MOD”), net capital losses recognized by the Funds in taxable years beginning after December 22, 2010 are carried forward indefinitely and retain their character as short-term and/or long-term losses.

As of December 31, 2020, the Funds had the following capital loss carryforwards:

Fund	Short-Term Capital Loss Carryforwards	Long-Term Capital Loss Carryforwards
Bahl & Gaynor Small Cap Growth Fund	$770,153	$1,063,896
Bridgeway Large Cap Value	23,110,397	56,843,101

As of December 31, 2020, the AHL Managed Futures Strategy Fund, AHL TargetRisk Fund, AHL TargetRisk Core Fund, Bridgeway Large Cap Growth Fund, Stephens Mid-Cap Growth Fund and Stephens Small Cap Growth Fund did not have any capital loss carryforwards.